     As filed with the Securities and Exchange Commission on December 23, 2005


                                                     Registration No. 333-106806
                                                                      811-21397


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                         Post-Effective Amendment No. 6                    ( X )



                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940



                                 Amendment No. 8                           ( X )



                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                             Judy R. Bartlett, Esq.

                 New York Life Insurance and Annuity Corporation
                                1 Rockwood Road
                          Sleepy Hollow, New York 10591
                     (Name and Address of Agent for Service)

                                    Copy to:



Richard Choi, Esq.                               Thomas F. English, Esq.
Foley & Lardner                                  Senior Vice President
3000 K Street, N.W.                              and General Counsel
Suite 500                                        New York Life Insurance Company
Washington, D.C.  20097-5109                     51 Madison Avenue
                                                 New York, New York  10010




Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)



[x]  immediately upon filing pursuant to paragraph (b) of Rule 485.





[ ]  on ____________ pursuant to paragraph (b) of Rule 485.



[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on ________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                      LIFESTAGES(R) ELITE VARIABLE ANNUITY


                                  INVESTING IN


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV


                       SUPPLEMENT DATED DECEMBER 23, 2005
                      TO THE PROSPECTUS DATED MAY 1, 2005


     This supplement amends the May 1, 2005 prospectus for the LifeStages(R) Elite Variable Annuity Policies ("policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2005 prospectus for the policies. All capitalized terms have the same meaning as those included in the prospectus.


     The purpose of this supplement is to describe four new Investment Divisions that will be available under the policies as of February 13, 2006.


     Keeping these purposes in mind, please note the following:


I. ADDITIONAL PORTFOLIOS AVAILABLE FEBRUARY 13, 2006

          On the first page, add "MainStay VP Conservative Allocation--Service Class", "MainStay VP Moderate Allocation--Service Class", "MainStay VP Moderate Growth Allocation--Service Class" and "MainStay VP Growth Allocation--Service Class" to the list of Investment Divisions.

          Throughout the prospectus, all references to 40 Investment Divisions should be changed to refer to 44 Investment Divisions.

II. TOTAL ANNUAL FUND OPERATING EXPENSES

     Add the following to the table showing the TOTAL ANNUAL FUND OPERATING
EXPENSES:

  -----------------------------------------------------------------------------------------------------------------
                                                                                              TOTAL
                                                                                               FUND
                                                                                              ANNUAL
                                                                             UNDERLYING      EXPENSES
                                                                             PORTFOLIO       (BEFORE
                                         ADMINI-                                FEES         EXPENSE      EXPENSE
                              ADVISORY   STRATION   12b-1       OTHER           AND         REIMBURSE-   REIMBURSE-
             FUND              FEE(a)      FEE      FEE(b)   EXPENSES(c)    EXPENSES(d)       MENTS)      MENTS(c)
  -----------------------------------------------------------------------------------------------------------------
  MainStay VP Conservative
  Allocation--Service Class     0.00%      0.00%     0.25%      0.41%           0.80%          1.46%        0.16%
  MainStay VP Moderate
  Allocation--Service Class     0.00%      0.00%     0.25%      0.30%           0.79%          1.34%        0.05%
  MainStay VP Moderate
  Growth Allocation--
  Service Class                 0.00%      0.00%     0.25%      0.33%           0.76%          1.34%        0.08%
  MainStay VP Growth
  Allocation--Service Class     0.00%      0.00%     0.25%      0.66%           0.78%          1.69%        0.41%

  --------------------------  ---------------

                                 NET TOTAL
                                   FUND
                                  ANNUAL
                                 EXPENSES
                               AFTER EXPENSE
             FUND             REIMBURSEMENTS
  --------------------------  ---------------
  MainStay VP Conservative
  Allocation--Service Class        1.30%
  MainStay VP Moderate
  Allocation--Service Class        1.29%
  MainStay VP Moderate
  Growth Allocation--
  Service Class                    1.26%
  MainStay VP Growth
  Allocation--Service Class        1.28%

(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.

(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year. The Manager has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.

III. EXAMPLES TABLE

     Add the following to the table of expenses:

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                          SURRENDERED YOUR POLICY
----------------------------------------------------------------------------------------------------------------------------------
        INVESTMENT DIVISION            1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
----------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.................  $1,048.45   $  963.01   $1,635.06   $3,426.95   $1,048.45   $1,723.68   $2,226.85   $3,426.95
with IPP Rider.....................  $1,091.02   $1,098.15   $1,855.93   $3,844.47   $1,091.02   $1,848.59   $2,434.52   $3,844.47
with EBB Rider.....................  $1,076.83   $1,053.24   $1,782.77   $3,707.39   $1,076.83   $1,807.09   $2,365.73   $3,707.39
with ADBR Rider....................  $1,081.56   $1,068.23   $1,807.21   $3,753.30   $1,081.56   $1,820.94   $2,388.71   $3,753.30
with IPP & EBB Rider...............  $1,119.39   $1,188.38   $2,003.63   $4,124.90   $1,119.39   $1,931.99   $2,573.39   $4,124.90
with IPP & ADBR Rider..............  $1,124.12   $1,203.38   $2,028.08   $4,170.84   $1,124.12   $1,945.85   $2,596.38   $4,170.84
with EBB & ADBR Rider..............  $1,109.94   $1,158.47   $1,954.93   $4,033.74   $1,109.94   $1,904.34   $2,527.60   $4,033.74
with All Riders....................  $1,152.50   $1,293.60   $2,175.79   $4,451.27   $1,152.50   $2,029.25   $2,735.25   $4,451.27
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.................  $1,047.51   $  959.98   $1,630.08   $3,417.41   $1,047.51   $1,720.89   $2,222.17   $3,417.41
with IPP Rider.....................  $1,090.08   $1,095.18   $1,851.08   $3,835.41   $1,090.08   $1,845.84   $2,429.95   $3,835.41
with EBB Rider.....................  $1,075.89   $1,050.25   $1,777.88   $3,698.15   $1,075.89   $1,804.32   $2,361.13   $3,698.15
with ADBR Rider....................  $1,080.62   $1,065.24   $1,802.33   $3,744.13   $1,080.62   $1,818.17   $2,384.12   $3,744.13
with IPP & EBB Rider...............  $1,118.46   $1,185.43   $1,998.86   $4,116.14   $1,118.46   $1,929.26   $2,568.90   $4,116.14
with IPP & ADBR Rider..............  $1,123.18   $1,200.41   $2,023.30   $4,162.10   $1,123.18   $1,943.11   $2,591.88   $4,162.10
with EBB & ADBR Rider..............  $1,109.00   $1,155.49   $1,950.11   $4,024.89   $1,109.00   $1,901.59   $2,523.07   $4,024.89
with All Riders....................  $1,151.56   $1,290.68   $2,171.11   $4,442.88   $1,151.56   $2,026.55   $2,730.85   $4,442.88
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.................  $1,044.65   $  950.88   $1,615.13   $3,388.73   $1,044.65   $1,712.47   $2,208.11   $3,388.73
with IPP Rider.....................  $1,087.23   $1,086.19   $1,836.46   $3,808.10   $1,087.23   $1,837.53   $2,416.21   $3,808.10
with EBB Rider.....................  $1,073.04   $1,041.23   $1,763.15   $3,670.40   $1,073.04   $1,795.98   $2,347.28   $3,670.40
with ADBR Rider....................  $1,077.77   $1,056.23   $1,787.64   $3,716.54   $1,077.77   $1,809.84   $2,370.31   $3,716.54
with IPP & EBB Rider...............  $1,115.62   $1,176.53   $1,984.49   $4,089.78   $1,115.62   $1,921.04   $2,555.39   $4,089.78
with IPP & ADBR Rider..............  $1,120.35   $1,191.54   $2,008.97   $4,135.92   $1,120.35   $1,934.91   $2,578.41   $4,135.92
with EBB & ADBR Rider..............  $1,106.16   $1,146.57   $1,935.65   $3,998.19   $1,106.16   $1,893.35   $2,509.47   $3,998.19
with All Riders....................  $1,148.74   $1,281.88   $2,156.99   $4,417.58   $1,148.74   $2,018.41   $2,717.58   $4,417.58
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.................  $1,046.55   $  956.95   $1,625.10   $3,407.84   $1,046.55   $1,718.08   $2,217.48   $3,407.84
with IPP Rider.....................  $1,089.13   $1,092.18   $1,846.21   $3,826.31   $1,089.13   $1,843.07   $2,425.38   $3,826.31
with EBB Rider.....................  $1,074.93   $1,047.23   $1,772.96   $3,688.90   $1,074.93   $1,801.53   $2,356.51   $3,688.90
with ADBR Rider....................  $1,079.66   $1,062.24   $1,797.44   $3,734.94   $1,079.66   $1,815.40   $2,379.52   $3,734.94
with IPP & EBB Rider...............  $1,117.51   $1,182.46   $1,994.07   $4,107.37   $1,117.51   $1,926.52   $2,564.40   $4,107.37
with IPP & ADBR Rider..............  $1,122.24   $1,197.46   $2,018.53   $4,153.39   $1,122.24   $1,940.38   $2,587.40   $4,153.39
with EBB & ADBR Rider..............  $1,108.05   $1,152.52   $1,945.30   $4,015.99   $1,108.05   $1,898.84   $2,518.54   $4,015.99
with All Riders....................  $1,150.62   $1,287.74   $2,166.40   $4,434.45   $1,150.62   $2,023.83   $2,726.42   $4,434.45

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
-----------------------------------  -------------------------------------------
        INVESTMENT DIVISION           1 YR       3 YR        5 YR        10 YR
-----------------------------------  -------------------------------------------
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.................  $315.14   $  963.01   $1,635.06   $3,426.95
with IPP Rider.....................  $361.01   $1,098.15   $1,855.93   $3,844.47
with EBB Rider.....................  $345.72   $1,053.24   $1,782.77   $3,707.39
with ADBR Rider....................  $350.82   $1,068.23   $1,807.21   $3,753.30
with IPP & EBB Rider...............  $391.59   $1,188.38   $2,003.63   $4,124.90
with IPP & ADBR Rider..............  $396.68   $1,203.38   $2,028.08   $4,170.84
with EBB & ADBR Rider..............  $381.40   $1,158.47   $1,954.93   $4,033.74
with All Riders....................  $427.26   $1,293.60   $2,175.79   $4,451.27
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.................  $314.13   $  959.98   $1,630.08   $3,417.41
with IPP Rider.....................  $360.00   $1,095.18   $1,851.08   $3,835.41
with EBB Rider.....................  $344.71   $1,050.25   $1,777.88   $3,698.15
with ADBR Rider....................  $349.80   $1,065.24   $1,802.33   $3,744.13
with IPP & EBB Rider...............  $390.58   $1,185.43   $1,998.86   $4,116.14
with IPP & ADBR Rider..............  $395.67   $1,200.41   $2,023.30   $4,162.10
with EBB & ADBR Rider..............  $380.38   $1,155.49   $1,950.11   $4,024.89
with All Riders....................  $426.25   $1,290.68   $2,171.11   $4,442.88
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.................  $311.05   $  950.88   $1,615.13   $3,388.73
with IPP Rider.....................  $356.93   $1,086.19   $1,836.46   $3,808.10
with EBB Rider.....................  $341.64   $1,041.23   $1,763.15   $3,670.40
with ADBR Rider....................  $346.74   $1,056.23   $1,787.64   $3,716.54
with IPP & EBB Rider...............  $387.52   $1,176.53   $1,984.49   $4,089.78
with IPP & ADBR Rider..............  $392.62   $1,191.54   $2,008.97   $4,135.92
with EBB & ADBR Rider..............  $377.33   $1,146.57   $1,935.65   $3,998.19
with All Riders....................  $423.21   $1,281.88   $2,156.99   $4,417.58
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.................  $313.10   $  956.95   $1,625.10   $3,407.84
with IPP Rider.....................  $358.97   $1,092.18   $1,846.21   $3,826.31
with EBB Rider.....................  $343.68   $1,047.23   $1,772.96   $3,688.90
with ADBR Rider....................  $348.78   $1,062.24   $1,797.44   $3,734.94
with IPP & EBB Rider...............  $389.56   $1,182.46   $1,994.07   $4,107.37
with IPP & ADBR Rider..............  $394.65   $1,197.46   $2,018.53   $4,153.39
with EBB & ADBR Rider..............  $379.36   $1,152.52   $1,945.30   $4,015.99
with All Riders....................  $425.24   $1,287.74   $2,166.40   $4,434.45

IV. NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT--FUND INFORMATION

     Add the following to the table showing the FUNDS, INVESTMENT ADVISORS AND ELIGIBLE PORTFOLIOS available under the policies:


-------------------------------------------------------------------------------------------------------------------------
               FUND                         INVESTMENT ADVISOR                         ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Conservative Allocation;
                                    Management LLC                      MainStay VP Moderate Allocation;
                                                                        MainStay VP Moderate Growth Allocation;
                                                                        MainStay VP Growth Allocation

-------------------------------------------------------------------------------------------------------------------------

V. APPENDIX 1--EXAMPLES TABLE



     Add the following example to the table in Appendix 1:



                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
Without any Riders..............  $1,048.45   $1,628.60   $2,128.22   $3,426.95
with IPP Rider..................  $1,091.02   $1,754.79   $2,338.09   $3,844.47
with EBB Rider..................  $1,076.83   $1,712.85   $2,268.57   $3,707.39
with ADBR Rider.................  $1,081.56   $1,726.85   $2,291.79   $3,753.30
with IPP & EBB Riders...........  $1,119.39   $1,839.04   $2,478.43   $4,124.90
with IPP & ADBR Riders..........  $1,124.12   $1,853.04   $2,501.66   $4,170.84
with EBB & ADBR Riders..........  $1,109.94   $1,811.11   $2,432.15   $4,033.74
with all Riders.................  $1,152.50   $1,937.29   $2,642.01   $4,451.27
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
Without any Riders..............  $1,047.51   $1,625.77   $2,123.49   $3,417.41
with IPP Rider..................  $1,090.08   $1,752.01   $2,333.47   $3,835.41
with EBB Rider..................  $1,075.89   $1,710.06   $2,263.92   $3,698.15
with ADBR Rider.................  $1,080.62   $1,724.06   $2,287.15   $3,744.13
with IPP & EBB Rider............  $1,118.46   $1,836.28   $2,473.90   $4,116.14
with IPP & ADBR Riders..........  $1,123.18   $1,850.27   $2,497.12   $4,162.10
with EBB & ADBR Riders..........  $1,109.00   $1,808.33   $2,427.58   $4,024.89
with all Riders.................  $1,151.56   $1,934.57   $2,637.56   $4,442.88
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
Without any Riders..............  $1,044.65   $1,617.27   $2,109.28   $3,388.73
with IPP Rider..................  $1,087.23   $1,743.61   $2,319.58   $3,808.10
with EBB Rider..................  $1,073.04   $1,701.64   $2,249.93   $3,670.40
with ADBR Rider.................  $1,077.77   $1,715.64   $2,273.20   $3,716.54
with IPP & EBB Riders...........  $1,115.62   $1,827.98   $2,460.24   $4,089.78
with IPP & ADBR Riders..........  $1,120.35   $1,841.99   $2,483.50   $4,135.92
with EBB & ADBR Riders..........  $1,106.16   $1,800.00   $2,413.84   $3,998.19
with all Riders.................  $1,148.74   $1,926.34   $2,624.15   $4,417.58
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
Without any Riders..............  $1,046.55   $1,622.94   $2,118.75   $3,407.84
with IPP Rider..................  $1,089.13   $1,749.21   $2,328.85   $3,826.31
with EBB Rider..................  $1,074.93   $1,707.24   $2,259.25   $3,688.90
with ABDR Rider.................  $1,079.66   $1,721.25   $2,282.51   $3,734.94
with IPP & EBB Rider............  $1,117.51   $1,833.51   $2,469.35   $4,107.37
with IPP & ADBR Riders..........  $1,122.24   $1,847.51   $2,492.59   $4,153.39
with EBB & ADBR Riders..........  $1,108.05   $1,805.55   $2,423.00   $4,015.99
with all Riders.................  $1,150.62   $1,931.82   $2,633.08   $4,434.45

--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                               51 Madison Avenue
                            New York, New York 10010

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $7,139,819       $4,718,308       $4,517,393
                                                                ----------       ----------       ----------
      Total net assets......................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
    Variable accumulation
      unit value............................................    $    10.53       $    11.49       $     1.01
                                                                ==========       ==========       ==========
Identified Cost of Investment...............................    $7,307,910       $4,486,734       $4,517,436
                                                                ==========       ==========       ==========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $8,088,922      $14,415,022       $6,537,539
                                                                ----------      -----------       ----------
      Total net assets......................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
    Variable accumulation
      unit value............................................    $    13.26      $     12.21       $    12.61
                                                                ==========      ===========       ==========
Identified Cost of Investment...............................    $7,367,717      $13,516,607       $5,927,728
                                                                ==========      ===========       ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    ------------------------------------------------------------------------------------------------------------------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ----------      ----------      ----------      -----------     ----------      ----------      ----------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $    12.34      $    11.50      $    10.39      $     12.08     $    13.33      $    13.06      $    13.92
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,202,959      $7,807,899      $4,321,937      $21,494,488     $5,756,455      $4,421,562      $7,353,153
     ==========      ==========      ==========      ===========     ==========      ==========      ==========

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    --------------------------------------------------------------------------------------------------------------------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ----------      ----------      ----------      ----------      ----------      ----------        ----------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $    11.32      $    12.57      $    12.06      $    11.87      $    10.25      $    11.44        $    12.95
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,397,865      $5,225,314      $1,790,156      $2,357,289      $1,868,153      $2,429,844        $3,087,853
     ==========      ==========      ==========      ==========      ==========      ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                   COLONIAL
                                                                                   SMALL CAP         DREYFUS IP
                                                                 CALVERT          VALUE FUND         TECHNOLOGY
                                                                  SOCIAL       VARIABLE SERIES--      GROWTH--
                                                                 BALANCED           CLASS B        SERVICE SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $941,461          $207,211          $3,289,474
                                                                 --------          --------          ----------
      Total net assets......................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
    Variable accumulation
      unit value............................................     $  11.19          $  10.27          $    11.21
                                                                 ========          ========          ==========
Identified Cost of Investment...............................     $904,517          $207,077          $3,167,480
                                                                 ========          ========          ==========

                                                                                                  NEUBERGER
                                                                                                    BERMAN
                                                                  MFS(R)           MFS(R)            AMT
                                                                 RESEARCH        UTILITIES         MID-CAP
                                                                 SERIES--         SERIES--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS       CLASS S
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $632,302        $2,137,585        $518,755
                                                                 --------        ----------        --------
      Total net assets......................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
    Variable accumulation
      unit value............................................     $  12.27        $    13.14        $  11.84
                                                                 ========        ==========        ========
Identified Cost of Investment...............................     $571,647        $1,949,697        $475,051
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                         FIDELITY(R)                                          JANUS ASPEN
      FIDELITY(R)            VIP            FIDELITY(R)      JANUS ASPEN         SERIES           MFS(R)
          VIP              EQUITY--             VIP             SERIES         WORLDWIDE        INVESTORS
    CONTRAFUND(R)--        INCOME--          MID CAP--        BALANCED--        GROWTH--      TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ----------         ----------        ----------        ----------       ----------        --------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $    12.76         $    12.09        $    14.45        $    11.52       $    11.20        $  11.79
       ==========         ==========        ==========        ==========       ==========        ========
       $9,052,115         $6,076,653        $5,574,340        $4,621,882       $1,986,167        $528,799
       ==========         ==========        ==========        ==========       ==========        ========

                                             VAN KAMPEN
       T. ROWE                                  UIF              VICTORY
        PRICE             VAN ECK             EMERGING             VIF
        EQUITY           WORLDWIDE            MARKETS          DIVERSIFIED
        INCOME              HARD              EQUITY--           STOCK--
    PORTFOLIO--II          ASSETS             CLASS II        CLASS A SHARES
    ------------------------------------------------------------------------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     -----------         ----------          ----------          --------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $     12.88         $    14.11          $    14.48          $  11.17
     ===========         ==========          ==========          ========
     $ 9,734,777         $2,039,981          $2,103,532          $767,664
     ===========         ==========          ==========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $ 242,466         $  3,421       $    26,308
                                                                ---------         --------       -----------
      Net investment income (loss)..........................      242,466            3,421            26,308
                                                                ---------         --------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      200,222          157,497         6,168,671
  Cost of investments sold..................................     (208,876)        (151,723)       (6,168,731)
                                                                ---------         --------       -----------
      Net realized gain (loss) on investments...............       (8,654)           5,774               (60)
  Realized gain distribution received.......................       76,632               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     (132,894)         210,540               (42)
                                                                ---------         --------       -----------
      Net gain (loss) on investments........................      (64,916)         216,314              (102)
                                                                ---------         --------       -----------
        Net increase (decrease) in net assets resulting
          from operations...................................    $ 177,550         $219,735       $    26,206
                                                                =========         ========       ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 51,002        $  191,592        $     --
                                                                 --------        ----------        --------
      Net investment income (loss)..........................       51,002           191,592              --
                                                                 --------        ----------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       39,210            15,460         103,564
  Cost of investments sold..................................      (32,398)          (14,127)        (92,469)
                                                                 --------        ----------        --------
      Net realized gain (loss) on investments...............        6,812             1,333          11,095
  Realized gain distribution received.......................       69,353                --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      686,056           865,218         582,688
                                                                 --------        ----------        --------
      Net gain (loss) on investments........................      762,221           866,551         593,783
                                                                 --------        ----------        --------
        Net increase (decrease) in net assets resulting
          from operations...................................     $813,223        $1,058,143        $593,783
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     MAINSTAY VP                                         MAINSTAY VP       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP        HIGH YIELD      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--    CORPORATE BOND--      EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------
       $ 27,597        $ 138,461        $ 167,819         $1,388,860         $ 47,447         $ 14,965        $       --
       --------        ---------        ---------         ----------         --------         --------        ----------
         27,597          138,461          167,819          1,388,860           47,447           14,965                --
       --------        ---------        ---------         ----------         --------         --------        ----------
         53,856          158,823          178,485            480,249           32,128           39,019            90,549
        (50,328)        (151,509)        (182,479)          (464,411)         (26,613)         (32,969)          (80,685)
       --------        ---------        ---------         ----------         --------         --------        ----------
          3,528            7,314           (3,994)            15,838            5,515            6,050             9,864
             --               --               --                 --               --          101,812                --
        161,554          274,186          (73,241)           156,499          704,494          529,204         1,264,612
       --------        ---------        ---------         ----------         --------         --------        ----------
        165,082          281,500          (77,235)           172,337          710,009          637,066         1,274,476
       --------        ---------        ---------         ----------         --------         --------        ----------
       $192,679        $ 419,961        $  90,584         $1,561,197         $757,456         $652,031        $1,274,476
       ========        =========        =========         ==========         ========         ========        ==========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $ 52,615         $ 51,824         $ 28,667        $  19,210        $     733         $     --          $     --
       --------         --------         --------        ---------        ---------         --------          --------
         52,615           51,824           28,667           19,210              733               --                --
       --------         --------         --------        ---------        ---------         --------          --------
         84,392           63,403           76,001          147,447          154,369           46,522            72,200
        (80,275)         (55,932)         (69,994)        (135,561)        (163,279)         (46,483)          (65,202)
       --------         --------         --------        ---------        ---------         --------          --------
          4,117            7,471            6,007           11,886           (8,910)              39             6,998
             --               --               --               --               --               --                --
        118,801          357,158          107,559          180,674           49,429          188,086           343,615
       --------         --------         --------        ---------        ---------         --------          --------
        122,918          364,629          113,566          192,560           40,519          188,125           350,613
       --------         --------         --------        ---------        ---------         --------          --------
       $175,533         $416,453         $142,233        $ 211,770        $  41,252         $188,125          $350,613
       ========         ========         ========        =========        =========         ========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                  COLONIAL
                                                                                 SMALL CAP
                                                                                 VALUE FUND       DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED        CLASS B(A)     SERVICE SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 15,372          $  576         $      --
                                                                 --------          ------         ---------
      Net investment income (loss)..........................       15,372             576                --
                                                                 --------          ------         ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       18,272              --           256,108
  Cost of investments sold..................................      (17,859)             --          (280,074)
                                                                 --------          ------         ---------
      Net realized gain (loss) on investments...............          413              --           (23,966)
  Realized gain distribution received.......................           --           3,762                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       36,818             134           117,087
                                                                 --------          ------         ---------
      Net gain (loss) on investments........................       37,231           3,896            93,121
                                                                 --------          ------         ---------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 52,603          $4,472         $  93,121
                                                                 ========          ======         =========

                                                                                                    NEUBERGER
                                                                                                      BERMAN
                                                                  MFS(R)            MFS(R)             AMT
                                                                 RESEARCH         UTILITIES          MID-CAP
                                                                 SERIES--          SERIES--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS(B)     CLASS S(B)
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................        1,662         $     --          $    --
                                                                 --------          --------          -------
      Net investment income (loss)..........................        1,662                --               --
                                                                 --------          --------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       42,726            17,985            9,179
  Cost of investments sold..................................      (39,749)          (17,362)          (8,368)
                                                                 --------          --------          -------
      Net realized gain (loss) on investments...............        2,977               623              811
  Realized gain distribution received.......................           --                --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       59,068           187,888           43,704
                                                                 --------          --------          -------
      Net gain (loss) on investments........................       62,045           188,511           44,515
                                                                 --------          --------          -------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 63,707          $188,511          $44,515
                                                                 ========          ========          =======

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                  JANUS ASPEN
      FIDELITY(R)          FIDELITY(R)        FIDELITY(R)       JANUS ASPEN          SERIES           MFS(R)
          VIP                  VIP                VIP              SERIES          WORLDWIDE        INVESTORS
    CONTRAFUND(R)--      EQUITY--INCOME--      MID CAP--         BALANCED--         GROWTH--      TRUST SERIES--
    SERVICE CLASS 2      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES   SERVICE CLASS
  --------------------------------------------------------------------------------------------------------------
<S
        $  2,418             $ 13,411          $     --           $ 90,124          $ 14,452         $   495
        --------             --------          --------           --------          --------         -------
           2,418               13,411                --             90,124            14,452             495
        --------             --------          --------           --------          --------         -------
          36,136               13,428            32,508            162,033            71,222          10,753
         (29,685)             (12,426)          (28,487)          (155,221)          (70,677)         (9,981)
        --------             --------          --------           --------          --------         -------
           6,451                1,002             4,021              6,812               545             772
              --                3,495                --                 --                --              --
         902,770              501,120           919,761            214,370            99,259          48,946
        --------             --------          --------           --------          --------         -------
         909,221              505,617           923,782            221,182            99,804          49,718
        --------             --------          --------           --------          --------         -------
        $911,639             $519,028          $923,782           $311,306          $114,256         $50,213
        ========             ========          ========           ========          ========         =======


                                                       VAN KAMPEN
                                                          UIF                  VICTORY
       T. ROWE PRICE             VAN ECK                EMERGING                 VIF
           EQUITY               WORLDWIDE               MARKETS              DIVERSIFIED
           INCOME                  HARD                 EQUITY--               STOCK--
       PORTFOLIO--II              ASSETS                CLASS II          CLASS A SHARES(B)
    -----------------------------------------------------------------------------------------
         $  86,032               $    501               $  6,935               $  4,280
         ---------               --------               --------               --------
            86,032                    501                  6,935                  4,280
         ---------               --------               --------               --------
           283,316                 73,444                 22,118                 91,667
          (271,501)               (63,325)               (19,439)               (86,091)
         ---------               --------               --------               --------
            11,815                 10,119                  2,679                  5,576
           180,673                     --                     --                     --
           698,849                239,556                397,784                 41,084
         ---------               --------               --------               --------
           891,337                249,675                400,463                 46,660
         ---------               --------               --------               --------
         $ 977,369               $250,176               $407,398               $ 50,940
         =========               ========               ========               ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003


                                                            MAINSTAY VP              MAINSTAY VP
                                                              BOND--           CAPITAL APPRECIATION--
                                                           SERVICE CLASS            SERVICE CLASS
                                                       ---------------------   -----------------------
                                                          2004        2003        2004         2003
                                                       -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  242,466   $ 24,757   $    3,421    $    759
    Net realized gain (loss) on investments..........      (8,654)      (178)       5,774          --
    Realized gain distribution received..............      76,632     15,028           --          --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (132,894)   (35,197)     210,540      21,034
                                                       ----------   --------   ----------    --------
      Net increase (decrease) in net assets
        resulting from operations....................     177,550      4,410      219,735      21,793
                                                       ----------   --------   ----------    --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,479,913    557,348    3,126,108     573,694
    Policyowners' surrenders.........................     (62,943)      (399)     (76,655)         --
    Policyowners' annuity and death benefits.........     (46,378)        --           --          --
    Net transfers from (to) Fixed Account............   1,747,743     65,224      897,251      27,281
    Transfers between Investment Divisions...........     183,169     34,182     (100,979)     30,080
                                                       ----------   --------   ----------    --------
      Net contributions and (withdrawals)............   6,301,504    656,355    3,845,725     631,055
                                                       ----------   --------   ----------    --------
        Increase (decrease) in net assets............   6,479,054    660,765    4,065,460     652,848
NET ASSETS:
    Beginning of year................................     660,765         --      652,848          --
                                                       ----------   --------   ----------    --------
    End of year......................................  $7,139,819   $660,765   $4,718,308    $652,848
                                                       ==========   ========   ==========    ========

                                                             MAINSTAY VP               MAINSTAY VP
                                                              HIGH YIELD              INTERNATIONAL
                                                           CORPORATE BOND--             EQUITY--
                                                            SERVICE CLASS             SERVICE CLASS
                                                       ------------------------   ---------------------
                                                          2004          2003         2004        2003
                                                       ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,388,860   $  188,531   $   47,447   $  7,878
    Net realized gain (loss) on investments..........       15,838        2,400        5,515      1,066
    Realized gain distribution received..............           --           --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................      156,499     (109,434)     704,494     20,610
                                                       -----------   ----------   ----------   --------
      Net increase (decrease) in net assets
        resulting from operations....................    1,561,197       81,497      757,456     29,554
                                                       -----------   ----------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   13,017,058    2,702,631    3,633,324    446,156
    Policyowners' surrenders.........................     (323,517)      (1,586)     (51,147)        --
    Policyowners' annuity and death benefits.........      (83,253)          --           --         --
    Net transfers from (to) Fixed Account............    5,056,549      173,918    1,246,083     27,967
    Transfers between Investment Divisions...........     (656,329)      13,388      353,810     38,356
                                                       -----------   ----------   ----------   --------
      Net contributions and (withdrawals)............   17,010,508    2,888,351    5,182,070    512,479
                                                       -----------   ----------   ----------   --------
        Increase (decrease) in net assets............   18,571,705    2,969,848    5,939,526    542,033
NET ASSETS:
    Beginning of year................................    2,969,848           --      542,033         --
                                                       -----------   ----------   ----------   --------
    End of year......................................  $21,541,553   $2,969,848   $6,481,559   $542,033
                                                       ===========   ==========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


          MAINSTAY VP               MAINSTAY VP             MAINSTAY VP             MAINSTAY VP
              CASH                COMMON STOCK--           CONVERTIBLE--           GOVERNMENT--
           MANAGEMENT              SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ------------------------   ---------------------   ---------------------   ---------------------
       2004          2003         2004        2003        2004        2003        2004        2003
    ------------------------------------------------------------------------------------------------
    $    26,308   $      507   $   27,597   $  2,695   $  138,461   $ 18,737   $  167,819   $ 15,800
            (60)          --        3,528         --        7,314        283       (3,994)        --
             --           --           --         --           --         --           --         --
            (42)          (2)     161,554     10,663      274,186     13,142      (73,241)   (13,109)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
         26,206          505      192,679     13,358      419,961     32,162       90,584      2,691
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      7,375,797    1,322,152    1,407,340    254,397    3,860,620    797,432    2,706,021    319,316
       (134,546)      (4,632)     (39,038)       (80)    (118,998)      (404)     (54,241)      (546)
        (45,782)          --           --         --      (50,688)        --           --         --
        626,753       35,818      450,129     15,789    2,943,093    137,212    1,056,903     57,113
     (4,379,509)    (305,369)      43,271     37,331       48,647     26,190       57,852       (106)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,442,713    1,047,969    1,861,702    307,437    6,682,674    960,430    3,766,535    375,777
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,468,919    1,048,474    2,054,381    320,795    7,102,635    992,592    3,857,119    378,468
      1,048,474           --      320,795         --      992,592         --      378,468         --
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
    $ 4,517,393   $1,048,474   $2,375,176   $320,795   $8,095,227   $992,592   $4,235,587   $378,468
    ===========   ==========   ==========   ========   ==========   ========   ==========   ========

         MAINSTAY VP              MAINSTAY VP              MAINSTAY VP              MAINSTAY VP
       MID CAP CORE--          MID CAP GROWTH--          MID CAP VALUE--          S&P 500 INDEX--
        SERVICE CLASS            SERVICE CLASS            SERVICE CLASS            SERVICE CLASS
    ---------------------   -----------------------   ---------------------   ------------------------
       2004        2003        2004         2003         2004        2003        2004          2003
    --------------------------------------------------------------------------------------------------
    $   14,965   $  1,400   $       --   $       --   $   51,002   $  5,713   $   191,592   $   13,067
         6,050         (1)       9,864           88        6,812      1,490         1,333           72
       101,812         --           --           --       69,353         --            --           --
       529,204     14,928    1,264,612       28,559      686,056     35,150       865,218       33,196
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
       652,031     16,327    1,274,476       28,647      813,223     42,353     1,058,143       46,335
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     2,569,387    427,623    4,744,990      913,352    4,191,052    613,298     8,922,061    1,097,603
       (40,870)    (1,228)    (102,904)        (103)    (121,928)    (1,067)     (163,770)      (1,431)
        (6,346)        --       (6,133)          --      (26,288)        --            --           --
     1,052,550     34,986    1,323,155       54,613    2,061,332     75,685     2,770,432       47,779
       257,002      4,231      411,276        4,955      440,137      1,125       604,609       33,261
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     3,831,723    465,612    6,370,384      972,817    6,544,305    689,041    12,133,332    1,177,212
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     4,483,754    481,939    7,644,860    1,001,464    7,357,528    731,394    13,191,475    1,223,547
       481,939         --    1,001,464           --      731,394         --     1,223,547           --
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
    $4,965,693   $481,939   $8,646,324   $1,001,464   $8,088,922   $731,394   $14,415,022   $1,223,547
    ==========   ========   ==========   ==========   ==========   ========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            MAINSTAY VP
                                                             SMALL CAP              MAINSTAY VP
                                                             GROWTH--             TOTAL RETURN--
                                                           SERVICE CLASS           SERVICE CLASS
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $   52,615   $  5,981
    Net realized gain (loss) on investments..........      11,095      1,959        4,117         17
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     582,688     27,123      118,801        535
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     593,783     29,082      175,533      6,533
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   3,719,091    669,182    1,947,912    360,292
    Policyowners' surrenders.........................     (63,776)       (79)     (69,261)        --
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............   1,322,835     45,473    1,057,762     30,924
    Transfers between Investment Divisions...........     220,888      1,060        7,506         --
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,199,038    715,636    2,943,919    391,216
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   5,792,821    744,718    3,119,452    397,749
NET ASSETS:
    Beginning of year................................     744,718         --      397,749         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,537,539   $744,718   $3,517,201   $397,749
                                                       ==========   ========   ==========   ========


                                                            MAINSTAY VP           ALGER AMERICAN
                                                            LORD ABBETT                SMALL
                                                        DEVELOPING GROWTH--      CAPITALIZATION--
                                                           SERVICE CLASS          CLASS S SHARES
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $       --   $     --
    Net realized gain (loss) on investments..........          39        142        6,998         91
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     188,086        137      343,615      4,568
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     188,125        279      350,613      4,659
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   1,724,862    182,471    2,191,611    154,706
    Policyowners' surrenders.........................      (9,265)       (67)     (44,012)    (1,242)
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............     434,706      8,189      589,643     17,765
    Transfers between Investment Divisions...........      87,562      1,205      172,296         (3)
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   2,237,865    191,798    2,909,538    171,226
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   2,425,990    192,077    3,260,151    175,885
NET ASSETS:
    Beginning of year................................     192,077         --      175,885         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $2,618,067   $192,077   $3,436,036   $175,885
                                                       ==========   ========   ==========   ========

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                         MAINSTAY VP             MAINSTAY VP
                                 MAINSTAY VP            DREYFUS LARGE            EAGLE ASSET
         MAINSTAY VP          AMERICAN CENTURY             COMPANY               MANAGEMENT
           VALUE--            INCOME & GROWTH--            VALUE--             GROWTH EQUITY--
        SERVICE CLASS           SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ---------------------   ---------------------   ---------------------   ---------------------
       2004        2003        2004        2003        2004        2003        2004        2003
    ---------------------------------------------------------------------------------------------
    $   51,824   $  5,932   $   28,667   $  1,603   $   19,210   $  1,787   $      733   $    256
         7,471         12        6,007         --       11,886          2       (8,910)       205
            --         --           --         --           --         --           --         --
       357,158     16,056      107,559      5,925      180,674     11,465       49,429      9,698
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
       416,453     22,000      142,233      7,528      211,770     13,254       41,252     10,159
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     3,145,810    392,656    1,013,598    121,506    1,386,385    256,638    1,222,151    285,719
       (90,037)      (222)     (29,218)       (10)     (45,127)      (106)     (24,967)        --
       (11,991)        --           --         --           --         --           --         --
     1,568,172     54,613      618,249      5,278      664,960     40,005      398,470     19,204
       101,435       (360)      24,476         --       21,679        (30)     (29,700)     4,992
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     4,713,389    446,687    1,627,105    126,774    2,027,897    296,507    1,565,954    309,915
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     5,129,842    468,687    1,769,338    134,302    2,239,667    309,761    1,607,206    320,074
       468,687         --      134,302         --      309,761         --      320,074         --
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
    $5,598,529   $468,687   $1,903,640   $134,302   $2,549,428   $309,761   $1,927,280   $320,074
    ==========   ========   ==========   ========   ==========   ========   ==========   ========

                           COLONIAL
                          SMALL CAP
                          VALUE FUND        DREYFUS IP              FIDELITY(R)
          CALVERT          VARIABLE         TECHNOLOGY                  VIP
          SOCIAL           SERIES--          GROWTH--             CONTRAFUND(R)--
         BALANCED          CLASS B        SERVICE SHARES          SERVICE CLASS 2
    -------------------   ----------   ---------------------   ---------------------
      2004       2003      2004 (A)       2004        2003        2004        2003
    --------------------------------------------------------------------------------
    $ 15,372   $   496     $    576    $       --   $     --   $    2,418   $     --
         413        --           --       (23,966)        16        6,451        685
          --        --        3,762            --         --           --         --
      36,818       126          134       117,087      4,907      902,770     23,213
    --------   -------     --------    ----------   --------   ----------   --------
      52,603       622        4,472        93,121      4,923      911,639     23,898
    --------   -------     --------    ----------   --------   ----------   --------
     504,387    27,421      139,673     2,067,004    489,402    5,339,667    545,545
      (7,002)      (26)          --       (89,191)        --      (82,656)    (1,127)
          --        --           --            --         --       (6,383)        --
     339,307       637        1,004       686,387     31,690    2,546,661     90,162
      23,512        --       62,062       (43,239)    49,377      601,967      8,725
    --------   -------     --------    ----------   --------   ----------   --------
     860,204    28,032      202,739     2,620,961    570,469    8,399,256    643,305
    --------   -------     --------    ----------   --------   ----------   --------
     912,807    28,654      207,211     2,714,082    575,392    9,310,895    667,203
      28,654        --           --       575,392         --      667,203         --
    --------   -------     --------    ----------   --------   ----------   --------
    $941,461   $28,654     $207,211    $3,289,474   $575,392   $9,978,098   $667,203
    ========   =======     ========    ==========   ========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            FIDELITY(R)             FIDELITY(R)
                                                                VIP                     VIP
                                                          EQUITY-INCOME--            MID CAP--
                                                          SERVICE CLASS 2         SERVICE CLASS 2
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   13,411   $     --   $       --   $     --
    Net realized gain (loss) on investments..........       1,002        (50)       4,021      1,611
    Realized gain distribution received..............       3,495         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     501,120     30,311      919,761      7,699
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     519,028     30,261      923,782      9,310
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,095,100    446,750    4,005,735    169,218
    Policyowners' surrenders.........................     (69,458)       (10)     (77,160)        --
    Policyowners' annuity and death benefits.........      (8,999)        --      (20,471)        --
    Net transfers from (to) Fixed Account............   1,405,682     50,148    1,310,566     38,197
    Transfers between Investment Divisions...........     131,907      7,675      140,570      2,054
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,554,232    504,563    5,359,240    209,469
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   6,073,260    534,824    6,283,022    218,779
NET ASSETS:
    Beginning of year................................     534,824         --      218,779         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,608,084   $534,824   $6,501,801   $218,779
                                                       ==========   ========   ==========   ========

                                                          MFS(R)          NEUBERGER
                                                         UTILITIES         BERMAN
                                                         SERIES--        AMT MID-CAP
                                                       SERVICE CLASS   GROWTH--CLASS S
                                                       -------------   ---------------
                                                          2004(B)          2004(B)
                                                       -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $       --        $     --
    Net realized gain (loss) on investments..........          623             811
    Realized gain distribution received..............           --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      187,888          43,704
                                                        ----------        --------
      Net increase (decrease) in net assets resulting
        from operations..............................      188,511          44,515
                                                        ----------        --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,172,557         365,029
    Policyowners' surrenders.........................      (11,610)         (8,404)
    Policyowners' annuity and death benefits.........           --              --
    Net transfers from (to) Fixed Account............      537,719          58,898
    Transfers between Investment Divisions...........      250,408          58,717
                                                        ----------        --------
      Net contributions and (withdrawals)............    1,949,074         474,240
                                                        ----------        --------
        Increase (decrease) in net assets............    2,137,585         518,755
NET ASSETS:
    Beginning of year................................           --              --
                                                        ----------        --------
    End of year......................................   $2,137,585        $518,755
                                                        ==========        ========

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                 JANUS ASPEN
         JANUS ASPEN               SERIES
           SERIES                 WORLDWIDE          MFS(R) INVESTORS           MFS(R)
         BALANCED--               GROWTH--            TRUST SERIES--       RESEARCH SERIES--
       SERVICE SHARES          SERVICE SHARES          SERVICE CLASS         SERVICE CLASS
    ---------------------   ---------------------   -------------------   -------------------
       2004        2003        2004        2003       2004       2003       2004       2003
    -----------------------------------------------------------------------------------------
    $   90,124   $  3,917   $   14,452   $    220   $    495   $     --   $  1,662   $    --
         6,812         17          545          1        772         (1)     2,977        --
            --         --           --         --         --         --         --        --
       214,370      4,343       99,259      4,997     48,946        898     59,068     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
       311,306      8,277      114,256      5,218     50,213        897     63,707     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
     2,908,693    374,031    1,371,803    101,928    439,210     13,515    467,710    28,904
       (63,159)        --      (21,480)    (1,121)    (8,254)    (1,041)    (5,927)       --
       (63,311)        --           --         --         --         --         --        --
     1,207,782     72,149      457,951     17,974     59,038      5,446     73,671     5,353
        79,513      5,314       42,434      1,459     19,358        261     (2,704)       --
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,069,518    451,494    1,850,708    120,240    509,352     18,181    532,750    34,257
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,380,824    459,771    1,964,964    125,458    559,565     19,078    596,457    35,845
       459,771         --      125,458         --     19,078         --     35,845        --
    ----------   --------   ----------   --------   --------   --------   --------   -------
    $4,840,595   $459,771   $2,090,422   $125,458   $578,643   $ 19,078   $632,302   $35,845
    ==========   ========   ==========   ========   ========   ========   ========   =======

                                    VAN ECK               VAN KAMPEN               VICTORY
        T. ROWE PRICE              WORLDWIDE                  UIF                    VIF
        EQUITY INCOME                HARD              EMERGING MARKETS      DIVERSIFIED STOCK--
        PORTFOLIO--II               ASSETS             EQUITY--CLASS II        CLASS A SHARES
    ----------------------   ---------------------   ---------------------   -------------------
       2004         2003        2004        2003        2004        2003           2004(B)
    --------------------------------------------------------------------------------------------
    $    86,032   $  2,101   $      501   $    --    $    6,935   $     --        $  4,280
         11,815     (9,025)      10,119         2         2,679          4           5,576
        180,673         --           --        --            --         --              --
        698,849     43,418      239,556     5,114       397,784      6,945          41,084
    -----------   --------   ----------   -------    ----------   --------        --------
        977,369     36,494      250,176     5,116       407,398      6,949          50,940
    -----------   --------   ----------   -------    ----------   --------        --------
      5,595,229    567,908    1,434,839    84,229     1,615,278    114,445         410,734
        (86,133)      (226)     (29,942)      (99)      (25,530)        --          (8,253)
        (32,154)        --           --        --            --         --              --
      2,665,673     80,838      404,470     8,936       378,656      4,817         393,464
        672,588       (577)     126,926        --         5,022      1,227         (38,137)
    -----------   --------   ----------   -------    ----------   --------        --------
      8,815,203    647,943    1,936,293    93,066     1,973,426    120,489         757,808
    -----------   --------   ----------   -------    ----------   --------        --------
      9,792,572    684,437    2,186,469    98,182     2,380,824    127,438         808,748
        684,437         --       98,182        --       127,438         --              --
    -----------   --------   ----------   -------    ----------   --------        --------
    $10,477,009   $684,437   $2,284,651   $98,182    $2,508,262   $127,438        $808,748
    ===========   ========   ==========   =======    ==========   ========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Elite Variable Annuity, MainStay Elite Variable Annuity and LifeStages(R) Premium Plus Elite Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Liberty Variable Investment Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class(1)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--
  Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(2)
MainStay VP S&P 500 Index--Service Class(3)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income &
  Growth--Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Growth Equity--Service Class
(2) Formerly known as MainStay VP Equity Income--Service Class
(3) Formerly known as MainStay VP Indexed Equity--Service Class

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of Separate Account-IV are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Number of shares............................................         537              220            4,517
Identified cost.............................................      $7,308           $4,487           $4,517


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Number of shares............................................         658              592              603
Identified cost.............................................      $7,368          $13,517           $5,928

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Purchases...................................................      $6,821           $4,007           $9,638
Proceeds from sales.........................................         200              157            6,169


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Purchases...................................................      $6,704          $12,340           $5,303
Proceeds from sales.........................................          39               15              104

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
           116              720              399            2,180              460              379              748
        $2,203           $7,808           $4,322          $21,494           $5,756           $4,422           $7,353

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
           211              341              166              227              174              290               171
        $3,398           $5,225           $1,790           $2,357           $1,868           $2,430            $3,088

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
        $1,943           $6,980           $4,113          $18,880           $5,262           $3,988           $6,461
            54              159              178              480               32               39               91

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
        $3,081           $4,829           $1,732           $2,195           $1,721           $2,284            $2,982
            84               63               76              147              154               47                72

--------------------------------------------------------------------------------

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Number of shares.........................................          503                   12                   382
Identified cost..........................................         $905                 $207                $3,167

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Number of shares.........................................           42                   105                  29
Identified cost..........................................         $572                $1,950                $475

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Purchases................................................         $894                 $207                $2,877
Proceeds from sales......................................           18                   --                   256

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Purchases................................................         $577                $1,967                $483
Proceeds from sales......................................           43                    18                   9

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
            379                263                218                192                 79                32
         $9,052             $6,077             $5,574             $4,622             $1,986              $529

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
            470                124                227                74
         $9,735             $2,040             $2,104              $768

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
         $8,438             $5,585             $5,392             $4,322             $1,936              $521
             36                 13                 33                162                 71                11

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
         $9,365             $2,010             $2,002              $854
            283                 73                 22                92

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, there is a lower surrender charge. For LifeStages(R) Premium Plus Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies and 1.90% for LifeStages(R) Premium Plus Elite Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded with policyholders' surrenders in the accompanying statement of changes in net assets.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2004 and the period June 10, 2003 to December 31, 2003 were as follows:

                                                         MAINSTAY VP                       MAINSTAY VP
                                        MAINSTAY VP        CAPITAL        MAINSTAY VP        COMMON
                                          BOND--       APPRECIATION--         CASH           STOCK--
                                       SERVICE CLASS    SERVICE CLASS      MANAGEMENT     SERVICE CLASS
                                       -------------   ---------------   --------------   -------------
                                       2004    2003     2004     2003     2004    2003    2004    2003
                                       ----------------------------------------------------------------
Units issued.........................   624     65      368       59      7,966   1,357    166     29
Units redeemed.......................   (11)    --      (16)      --     (4,539)  (310)     (3)    --
                                        ---     --      ---       --     ------   -----    ---     --
  Net increase (decrease)............   613     65      352       59      3,427   1,047    163     29
                                        ===     ==      ===       ==     ======   =====    ===     ==


                                        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                          MID CAP         MID CAP         S&P 500         SMALL CAP
                                         GROWTH--         VALUE--         INDEX--         GROWTH--
                                       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                                       -------------   -------------   --------------   -------------
                                       2004    2003    2004    2003     2004    2003    2004    2003
                                       ----------------------------------------------
Units issued.........................   542     88      557     65     1,084     110     461     64
Units redeemed.......................    (9)    --      (12)    --       (14)     --      (6)    --
                                        ---     --      ---     --     -----     ---     ---     --
  Net increase (decrease)............   533     88      545     65     1,070     110     455     64
                                        ===     ==      ===     ==     =====     ===     ===     ==

                                        MAINSTAY VP         ALGER                           COLONIAL
                                        LORD ABBETT        AMERICAN                         SMALL CAP
                                        DEVELOPING          SMALL           CALVERT        VALUE FUND
                                         GROWTH--      CAPITALIZATION--     SOCIAL          VARIABLE
                                       SERVICE CLASS    CLASS S SHARES     BALANCED      SERIES--CLASS B
                                       -------------   ----------------   -----------   -----------------
                                       2004    2003     2004     2003     2004   2003        2004(A)
                                       ------------------------------------------------------------------
Units issued.........................   212     18      253       16       82      3           20
Units redeemed.......................    (1)    --       (4)      --       (1)    --           --
                                        ---     --      ---       --       --     --           --
  Net increase (decrease)............   211     18      249       16       81      3           20
                                        ===     ==      ===       ==       ==     ==           ==

                                        Janus Aspen
                                           Series           MFS(R)           MFS(R)            MFS(R)
                                         WORLDWIDE        INVESTORS         RESEARCH         UTILITIES
                                          GROWTH--      TRUST SERIES--      SERIES--          SERIES--
                                       SERVICE SHARES   SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
                                       --------------   --------------   --------------   ----------------
                                       2004     2003    2004     2003    2004     2003        2004(b)
                                       -------------------------------------------------------------------
Units issued.........................   177      12       48       2       50       3           164
Units redeemed.......................    (2)     --       (1)     --       (1)     --            (1)
                                        ---      --       --      --       --      --           ---
  Net increase (decrease)............   175      12       47       2       49       3           163
                                        ===      ==       ==      ==       ==      ==           ===

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                       MainStay VP       MainStay VP
     MainStay VP     MainStay VP       High Yield       International     MainStay VP
    Convertible--   Government--    Corporate Bond--      Equity--      Mid Cap Core--
    Service Class   Service Class     Service Class     Service Class    Service Class
    -------------   -------------   -----------------   -------------   ---------------
    2004    2003    2004    2003     2004      2003     2004    2003     2004     2003
    -----------------------------------------------------------------------------------
     628     91      375     38      1,601      276      442     48      339       45
     (15)    --       (5)    --        (94)      --       (4)    --       (4)      --
     ---     --      ---     --      -----      ---      ---     --      ---       --
     613     91      370     38      1,507      276      438     48      335       45
     ===     ==      ===     ==      =====      ===      ===     ==      ===       ==

                                       MAINSTAY VP
                                        AMERICAN       MAINSTAY VP      MAINSTAY VP
                                         CENTURY      DREYFUS LARGE     EAGLE ASSET
      MAINSTAY VP      MAINSTAY VP      INCOME &         COMPANY        MANAGEMENT
    TOTAL RETURN--       VALUE--        GROWTH--         VALUE--      GROWTH EQUITY--
     SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
    ---------------   -------------   -------------   -------------   ---------------
     2004     2003    2004    2003    2004    2003    2004    2003     2004     2003
    ---------------------------------------------------------------------------------
     280       37      413     41      148     13      190     29       164      30
      (6)      --       (9)    --       (3)    --       (4)    --        (6)     --
     ---       --      ---     --      ---     --      ---     --       ---      --
     274       37      404     41      145     13      186     29       158      30
     ===       ==      ===     ==      ===     ==      ===     ==       ===      ==

      DREYFUS IP                                                              JANUS ASPEN
      TECHNOLOGY      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP       SERIES
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------------------------
      255      51       729      60       505      49       438      19       388      43
      (13)     --        (7)     --        (7)     --        (7)     --       (11)     --
      ---      --       ---      --       ---      --       ---      --       ---      --
      242      51       722      60       498      49       431      19       377      43
      ===      ==       ===      ==       ===      ==       ===      ==       ===      ==

    NEUBERGER                                     VAN KAMPEN          VICTORY
    BERMAN AMT                     VAN ECK            UIF               VIF
     MID-CAP     T. ROWE PRICE    WORLDWIDE    EMERGING MARKETS     DIVERSIFIED
     GROWTH--    EQUITY INCOME      HARD           EQUITY--           STOCK--
     CLASS S     PORTFOLIO--II     ASSETS          CLASS II        CLASS A SHARES
    ----------   -------------   -----------   -----------------   --------------
     2004(B)     2004    2003    2004   2003    2004      2003        2004(B)
    -----------------------------------------------------------------------------
        45        763     61     155      9      164        11           76
        (1)       (10)    --      (2)    --       (2)       --           (4)
        --        ---     --     ---     --      ---       ---           --
        44        753     61     153      9      162        11           72
        ==        ===     ==     ===     ==      ===       ===           ==

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004 and 2003:


                                                                           MAINSTAY VP
                                                         MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                           BOND--        APPRECIATION--         CASH
                                                        SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $7,140   $  661   $4,718   $  653   $4,517   $1,048
Units Outstanding..................................       678       65      411       59    4,474    1,047
Variable Accumulation Unit Value...................    $10.53   $10.14   $11.49   $11.06   $ 1.01   $ 1.00
Total Return.......................................      3.8%     1.4%     3.9%    10.6%     0.8%     0.1%
Investment Income Ratio............................      5.9%    24.1%     0.1%     0.9%     0.9%     0.4%


                                                         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                           MID CAP           MID CAP           MID CAP
                                                           CORE--           GROWTH--           VALUE--
                                                        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $4,966   $  482   $8,646   $1,001   $8,089   $  731
Units Outstanding..................................       380       45      621       88      610       65
Variable Accumulation Unit Value...................    $13.06   $10.72   $13.92   $11.38   $13.26   $11.31
Total Return.......................................     21.9%     7.2%    22.3%    13.8%    17.2%    13.1%
Investment Income Ratio............................      0.6%     2.4%       --       --     1.3%     5.7%


                                                        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
                                                       DREYFUS LARGE      EAGLE ASSET        LORD ABBETT
                                                          COMPANY          MANAGEMENT        DEVELOPING
                                                          VALUE--       GROWTH EQUITY--       GROWTH--
                                                       SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
                                                       --------------   ----------------   ---------------
                                                        2004    2003     2004      2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $2,549   $ 310   $1,927    $ 320    $2,618   $  192
Units Outstanding..................................       215      29      188       30       229       18
Variable Accumulation Unit Value...................    $11.87   $10.69  $10.25    $10.52   $11.44   $10.83
Total Return.......................................     11.1%    6.9%    (2.6%)    5.2%      5.6%     8.3%
Investment Income Ratio............................      1.3%    4.9%     0.1%     0.8%        --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                                                            MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ---------------   ---------------   ---------------   ----------------   ---------------
     2004     2003     2004     2003     2004     2003     2004      2003     2004     2003
    ----------------------------------------------------------------------------------------
    $2,375   $  321   $8,095   $  993   $4,236   $  378   $21,542   $2,970   $6,482   $  542
       192       29      704       91      408       38     1,783     276       486       48
    $12.34   $11.15   $11.50   $10.87   $10.39   $10.08   $ 12.08   $10.74   $13.33   $11.39
     10.6%    11.5%     5.9%     8.7%     3.1%     0.8%     12.5%    7.4%     17.1%    13.9%
      2.0%     6.3%     3.1%    14.8%     6.8%    24.9%     12.0%   42.9%      1.5%    12.1%

                                                                                MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP                                         AMERICAN CENTURY
        S&P 500           SMALL CAP        MAINSTAY VP       MAINSTAY VP         INCOME &
        INDEX--           GROWTH--       TOTAL RETURN--        VALUE--           GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ---------------   -----------------
     2004      2003     2004     2003     2004     2003     2004     2003     2004      2003
    ------------------------------------------------------------------------------------------
    $14,415   $1,224   $6,538   $  745   $3,517   $  398   $5,599   $  469   $1,904    $  134
      1,180      110      519       64      311       37      445       41      158        13
    $ 12.21   $11.08   $12.61   $11.55   $11.32   $10.67   $12.57   $11.33   $12.06    $10.73
      10.2%    10.8%     9.1%    15.5%     6.1%     6.7%    11.0%    13.3%    12.4%      7.3%
       2.6%     9.1%       --       --     2.7%    13.8%     1.7%    10.8%     3.5%      7.7%

                                             COLONIAL
                                            SMALL CAP
     ALGER AMERICAN                         VALUE FUND       DREYFUS IP
          SMALL             CALVERT          VARIABLE        TECHNOLOGY      FIDELITY(R) VIP
    CAPITALIZATION--        SOCIAL           SERIES--         GROWTH--       CONTRAFUND(R)--
     CLASS S SHARES        BALANCED          CLASS B       SERVICE SHARES    SERVICE CLASS 2
    -----------------   ---------------   --------------   ---------------   ---------------
     2004      2003      2004     2003       2004(A)        2004     2003     2004     2003
    ----------------------------------------------------------------------------------------
    $3,436    $  176    $  941   $   29       $  207       $3,289   $  575   $9,978   $  667
       265        16        84        3           20          293       51      782       60
    $12.95    $11.14    $11.19   $10.34       $10.27       $11.21   $11.18   $12.76   $11.08
     16.3%     11.4%      8.3%     3.4%         2.7%         0.2%    11.8%    15.2%    10.8%
        --        --      3.2%    13.0%         3.3%           --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                              JANUS ASPEN
                                                         FIDELITY(R)       JANUS ASPEN          SERIES
                                    FIDELITY(R) VIP          VIP             SERIES            WORLDWIDE
                                    EQUITY-INCOME--       MID CAP--        BALANCED--          GROWTH--
                                    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
                                    ----------------   ---------------   ---------------   -----------------
                                     2004      2003     2004     2003     2004     2003      2004      2003
                                    ------------------------------------------------------------------------
Net Assets........................  $ 6,608   $  535   $6,502   $  219   $4,841   $  460   $  2,090   $  125
Units Outstanding.................      547       49      450       19      420       43        187       12
Variable Accumulation Unit
  Value...........................  $ 12.09   $10.87   $14.45   $11.59   $11.52   $10.64   $  11.20   $10.72
Total Return......................    11.2%     8.7%    24.7%    15.9%     8.3%     6.4%       4.5%     7.2%
Investment Income Ratio...........     0.4%       --       --       --     3.3%     7.2%       1.3%     1.4%

                                         MFS(R)            MFS(R)                                NEUBERGER
                                       INVESTORS          RESEARCH             MFS(R)            BERMAN AMT
                                     TRUST SERIES--       SERIES--       UTILITIES SERIES--   MID-CAP GROWTH--
                                     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS          CLASS S
                                    ----------------   ---------------   ------------------   ----------------
                                     2004      2003     2004     2003         2004(B)             2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $   579   $   19   $  632   $   36        $ 2,138             $   519
Units Outstanding.................       49        2       52        3            163                  44
Variable Accumulation Unit
  Value...........................  $ 11.79   $10.61   $12.27   $10.61        $ 13.14             $ 11.84
Total Return......................    11.1%     6.1%    15.6%     6.1%          31.4%               18.4%
Investment Income Ratio...........     0.2%       --     0.5%       --             --                  --

                                                                          VAN KAMPEN UIF        VICTORY VIF
                                     T. ROWE PRICE         VAN ECK           EMERGING           DIVERSIFIED
                                     EQUITY INCOME        WORLDWIDE      MARKETS EQUITY--         STOCK--
                                     PORTFOLIO--II       HARD ASSETS         CLASS II         CLASS A SHARES
                                    ----------------   ---------------   -----------------   -----------------
                                     2004      2003     2004     2003     2004      2003          2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $10,477   $  684   $2,285   $   98   $2,508    $  127         $   809
Units Outstanding.................      814       61      162        9      173        11              72
Variable Accumulation Unit
  Value...........................  $ 12.88   $11.24   $14.11   $11.38   $14.48    $11.77         $ 11.17
Total Return......................    14.6%    12.4%    24.0%    13.8%    23.0%     17.7%           11.7%
Investment Income Ratio...........     1.6%     2.2%     0.1%       --     0.6%        --            1.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Cash Management, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Calvert Social Balanced, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-IV) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York

February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                        MAINSTAY ELITE VARIABLE ANNUITY


                                  INVESTING IN


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV


                       SUPPLEMENT DATED DECEMBER 23, 2005
                      TO THE PROSPECTUS DATED MAY 1, 2005

     This supplement amends the May 1, 2005 prospectus for the MainStay Elite Variable Annuity Policies ("policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2005 prospectus for the policies. All capitalized terms have the same meaning as those included in the prospectus.

     The purpose of this supplement is to describe four new Investment Divisions that will be available under the policies as of February 13, 2006.

     Keeping these purposes in mind, please note the following:

I. ADDITIONAL PORTFOLIOS AVAILABLE FEBRUARY 13, 2006

          On the first page, add "MainStay VP Conservative Allocation--Service Class", "MainStay VP Moderate Allocation--Service Class", "MainStay VP Moderate Growth Allocation--Service Class" and "MainStay VP Growth Allocation--Service Class" to the list of Investment Divisions.

          Throughout the prospectus, all references to 40 Investment Divisions should be changed to refer to 44 Investment Divisions.

II. TOTAL ANNUAL FUND OPERATING EXPENSES

     Add the following to the table showing the TOTAL ANNUAL FUND OPERATING
EXPENSES:

  -----------------------------------------------------------------------------------------------------------------
                                                                                              TOTAL
                                                                                               FUND
                                                                                              ANNUAL
                                                                             UNDERLYING      EXPENSES
                                                                             PORTFOLIO       (BEFORE
                                         ADMINI-                                FEES         EXPENSE      EXPENSE
                              ADVISORY   STRATION   12b-1       OTHER           AND         REIMBURSE-   REIMBURSE-
             FUND              FEE(a)      FEE      FEE(b)   EXPENSES(c)    EXPENSES(d)       MENTS)      MENTS(c)
  -----------------------------------------------------------------------------------------------------------------
  MainStay VP Conservative
  Allocation--Service Class     0.00%      0.00%     0.25%      0.41%           0.80%          1.46%        0.16%
  MainStay VP Moderate
  Allocation--Service Class     0.00%      0.00%     0.25%      0.30%           0.79%          1.34%        0.05%
  MainStay VP Moderate
  Growth Allocation--
  Service Class                 0.00%      0.00%     0.25%      0.33%           0.76%          1.34%        0.08%
  MainStay VP Growth
  Allocation--Service Class     0.00%      0.00%     0.25%      0.66%           0.78%          1.69%        0.41%

  --------------------------  ---------------

                                 NET TOTAL
                                   FUND
                                  ANNUAL
                                 EXPENSES
                               AFTER EXPENSE
             FUND             REIMBURSEMENTS
  --------------------------  ---------------
  MainStay VP Conservative
  Allocation--Service Class        1.30%
  MainStay VP Moderate
  Allocation--Service Class        1.29%
  MainStay VP Moderate
  Growth Allocation--
  Service Class                    1.26%
  MainStay VP Growth
  Allocation--Service Class        1.28%

(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.

(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year. The Manager has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.

III. EXAMPLES TABLE

     Add the following to the table of expenses:


                                      EXPENSES IF YOU ANNUITIZE YOUR POLICY          EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders..............  $1,048.45   $  963.01   $1,635.06   $3,426.95   $1,048.45   $1,723.68   $2,226.85   $3,426.95
with IPP Rider..................  $1,091.02   $1,098.15   $1,855.93   $3,844.47   $1,091.02   $1,848.59   $2,434.52   $3,844.47
with EBB Rider..................  $1,076.83   $1,053.24   $1,782.77   $3,707.39   $1,076.83   $1,807.09   $2,365.73   $3,707.39
with ADBR Rider.................  $1,081.56   $1,068.23   $1,807.21   $3,753.30   $1,081.56   $1,820.94   $2,388.71   $3,753.30
with IPP & EBB Rider............  $1,119.39   $1,188.38   $2,003.63   $4,124.90   $1,119.39   $1,931.99   $2,573.39   $4,124.90
with IPP & ADBR Rider...........  $1,124.12   $1,203.38   $2,028.08   $4,170.84   $1,124.12   $1,945.85   $2,596.38   $4,170.84
with EBB & ADBR Rider...........  $1,109.94   $1,158.47   $1,954.93   $4,033.74   $1,109.94   $1,904.34   $2,527.60   $4,033.74
with All Riders.................  $1,152.50   $1,293.60   $2,175.79   $4,451.27   $1,152.50   $2,029.25   $2,735.25   $4,451.27
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders..............  $1,047.51   $  959.98   $1,630.08   $3,417.41   $1,047.51   $1,720.89   $2,222.17   $3,417.41
with IPP Rider..................  $1,090.08   $1,095.18   $1,851.08   $3,835.41   $1,090.08   $1,845.84   $2,429.95   $3,835.41
with EBB Rider..................  $1,075.89   $1,050.25   $1,777.88   $3,698.15   $1,075.89   $1,804.32   $2,361.13   $3,698.15
with ADBR Rider.................  $1,080.62   $1,065.24   $1,802.33   $3,744.13   $1,080.62   $1,818.17   $2,384.12   $3,744.13
with IPP & EBB Rider............  $1,118.46   $1,185.43   $1,998.86   $4,116.14   $1,118.46   $1,929.26   $2,568.90   $4,116.14
with IPP & ADBR Rider...........  $1,123.18   $1,200.41   $2,023.30   $4,162.10   $1,123.18   $1,943.11   $2,591.88   $4,162.10
with EBB & ADBR Rider...........  $1,109.00   $1,155.49   $1,950.11   $4,024.89   $1,109.00   $1,901.59   $2,523.07   $4,024.89
with All Riders.................  $1,151.56   $1,290.68   $2,171.11   $4,442.88   $1,151.56   $2,026.55   $2,730.85   $4,442.88

                                                EXPENSES IF YOU
                                         DO NOT SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders..............  $315.14   $  963.01   $1,635.06   $3,426.95
with IPP Rider..................  $361.01   $1,098.15   $1,855.93   $3,844.47
with EBB Rider..................  $345.72   $1,053.24   $1,782.77   $3,707.39
with ADBR Rider.................  $350.82   $1,068.23   $1,807.21   $3,753.30
with IPP & EBB Rider............  $391.59   $1,188.38   $2,003.63   $4,124.90
with IPP & ADBR Rider...........  $396.68   $1,203.38   $2,028.08   $4,170.84
with EBB & ADBR Rider...........  $381.40   $1,158.47   $1,954.93   $4,033.74
with All Riders.................  $427.26   $1,293.60   $2,175.79   $4,451.27
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders..............  $314.13   $  959.98   $1,630.08   $3,417.41
with IPP Rider..................  $360.00   $1,095.18   $1,851.08   $3,835.41
with EBB Rider..................  $344.71   $1,050.25   $1,777.88   $3,698.15
with ADBR Rider.................  $349.80   $1,065.24   $1,802.33   $3,744.13
with IPP & EBB Rider............  $390.58   $1,185.43   $1,998.86   $4,116.14
with IPP & ADBR Rider...........  $395.67   $1,200.41   $2,023.30   $4,162.10
with EBB & ADBR Rider...........  $380.38   $1,155.49   $1,950.11   $4,024.89
with All Riders.................  $426.25   $1,290.68   $2,171.11   $4,442.88


                                      EXPENSES IF YOU ANNUITIZE YOUR POLICY          EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............  $1,044.65   $  950.88   $1,615.13   $3,388.73   $1,044.65   $1,712.47   $2,208.11   $3,388.73
with IPP Rider..................  $1,087.23   $1,086.19   $1,836.46   $3,808.10   $1,087.23   $1,837.53   $2,416.21   $3,808.10
with EBB Rider..................  $1,073.04   $1,041.23   $1,763.15   $3,670.40   $1,073.04   $1,795.98   $2,347.28   $3,670.40
with ADBR Rider.................  $1,077.77   $1,056.23   $1,787.64   $3,716.54   $1,077.77   $1,809.84   $2,370.31   $3,716.54
with IPP & EBB Rider............  $1,115.62   $1,176.53   $1,984.49   $4,089.78   $1,115.62   $1,921.04   $2,555.39   $4,089.78
with IPP & ADBR Rider...........  $1,120.35   $1,191.54   $2,008.97   $4,135.92   $1,120.35   $1,934.91   $2,578.41   $4,135.92
with EBB & ADBR Rider...........  $1,106.16   $1,146.57   $1,935.65   $3,998.19   $1,106.16   $1,893.35   $2,509.47   $3,998.19
with All Riders.................  $1,148.74   $1,281.88   $2,156.99   $4,417.58   $1,148.74   $2,018.41   $2,717.58   $4,417.58
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............  $1,046.55   $  956.95   $1,625.10   $3,407.84   $1,046.55   $1,718.08   $2,217.48   $3,407.84
with IPP Rider..................  $1,089.13   $1,092.18   $1,846.21   $3,826.31   $1,089.13   $1,843.07   $2,425.38   $3,826.31
with EBB Rider..................  $1,074.93   $1,047.23   $1,772.96   $3,688.90   $1,074.93   $1,801.53   $2,356.51   $3,688.90
with ADBR Rider.................  $1,079.66   $1,062.24   $1,797.44   $3,734.94   $1,079.66   $1,815.40   $2,379.52   $3,734.94
with IPP & EBB Rider............  $1,117.51   $1,182.46   $1,994.07   $4,107.37   $1,117.51   $1,926.52   $2,564.40   $4,107.37
with IPP & ADBR Rider...........  $1,122.24   $1,197.46   $2,018.53   $4,153.39   $1,122.24   $1,940.38   $2,587.40   $4,153.39
with EBB & ADBR Rider...........  $1,108.05   $1,152.52   $1,945.30   $4,015.99   $1,108.05   $1,898.84   $2,518.54   $4,015.99
with All Riders.................  $1,150.62   $1,287.74   $2,166.40   $4,434.45   $1,150.62   $2,023.83   $2,726.42   $4,434.45

                                                EXPENSES IF YOU
                                         DO NOT SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............  $311.05   $  950.88   $1,615.13   $3,388.73
with IPP Rider..................  $356.93   $1,086.19   $1,836.46   $3,808.10
with EBB Rider..................  $341.64   $1,041.23   $1,763.15   $3,670.40
with ADBR Rider.................  $346.74   $1,056.23   $1,787.64   $3,716.54
with IPP & EBB Rider............  $387.52   $1,176.53   $1,984.49   $4,089.78
with IPP & ADBR Rider...........  $392.62   $1,191.54   $2,008.97   $4,135.92
with EBB & ADBR Rider...........  $377.33   $1,146.57   $1,935.65   $3,998.19
with All Riders.................  $423.21   $1,281.88   $2,156.99   $4,417.58
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............  $313.10   $  956.95   $1,625.10   $3,407.84
with IPP Rider..................  $358.97   $1,092.18   $1,846.21   $3,826.31
with EBB Rider..................  $343.68   $1,047.23   $1,772.96   $3,688.90
with ADBR Rider.................  $348.78   $1,062.24   $1,797.44   $3,734.94
with IPP & EBB Rider............  $389.56   $1,182.46   $1,994.07   $4,107.37
with IPP & ADBR Rider...........  $394.65   $1,197.46   $2,018.53   $4,153.39
with EBB & ADBR Rider...........  $379.36   $1,152.52   $1,945.30   $4,015.99
with All Riders.................  $425.24   $1,287.74   $2,166.40   $4,434.45

IV. NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT--FUND INFORMATION

     Add the following to the table showing the FUNDS, INVESTMENT ADVISORS AND ELIGIBLE PORTFOLIOS available under the policies:


-------------------------------------------------------------------------------------------------------------------------
               FUND                         INVESTMENT ADVISOR                         ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------

MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Conservative Allocation;
                                    Management LLC                      MainStay VP Moderate Allocation;
                                                                        MainStay VP Moderate Growth Allocation;
                                                                        MainStay VP Growth Allocation

-------------------------------------------------------------------------------------------------------------------------

V. APPENDIX 1 -- EXAMPLES TABLE

     Add the following example to the table in Appendix 1:


                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
Without any Riders..............  $1,048.45   $1,628.60   $2,128.22   $3,426.95
with IPP Rider..................  $1,091.02   $1,754.79   $2,338.09   $3,844.47
with EBB Rider..................  $1,076.83   $1,712.85   $2,268.57   $3,707.39
with ADBR Rider.................  $1,081.56   $1,726.85   $2,291.79   $3,753.30
with IPP & EBB Riders...........  $1,119.39   $1,839.04   $2,478.43   $4,124.90
with IPP & ADBR Riders..........  $1,124.12   $1,853.04   $2,501.66   $4,170.84
with EBB & ADBR Riders..........  $1,109.94   $1,811.11   $2,432.15   $4,033.74
with all Riders.................  $1,152.50   $1,937.29   $2,642.01   $4,451.27
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
Without any Riders..............  $1,047.51   $1,625.77   $2,123.49   $3,417.41
with IPP Rider..................  $1,090.08   $1,752.01   $2,333.47   $3,835.41
with EBB Rider..................  $1,075.89   $1,710.06   $2,263.92   $3,698.15
with ADBR Rider.................  $1,080.62   $1,724.06   $2,287.15   $3,744.13
with IPP & EBB Rider............  $1,118.46   $1,836.28   $2,473.90   $4,116.14
with IPP & ADBR Riders..........  $1,123.18   $1,850.27   $2,497.12   $4,162.10
with EBB & ADBR Riders..........  $1,109.00   $1,808.33   $2,427.58   $4,024.89
with all Riders.................  $1,151.56   $1,934.57   $2,637.56   $4,442.88
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
Without any Riders..............  $1,044.65   $1,617.27   $2,109.28   $3,388.73
with IPP Rider..................  $1,087.23   $1,743.61   $2,319.58   $3,808.10
with EBB Rider..................  $1,073.04   $1,701.64   $2,249.93   $3,670.40
with ADBR Rider.................  $1,077.77   $1,715.64   $2,273.20   $3,716.54
with IPP & EBB Riders...........  $1,115.62   $1,827.98   $2,460.24   $4,089.78
with IPP & ADBR Riders..........  $1,120.35   $1,841.99   $2,483.50   $4,135.92
with EBB & ADBR Riders..........  $1,106.16   $1,800.00   $2,413.84   $3,998.19
with all Riders.................  $1,148.74   $1,926.34   $2,624.15   $4,417.58
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
Without any Riders..............  $1,046.55   $1,622.94   $2,118.75   $3,407.84
with IPP Rider..................  $1,089.13   $1,749.21   $2,328.85   $3,826.31
with EBB Rider..................  $1,074.93   $1,707.24   $2,259.25   $3,688.90
with ABDR Rider.................  $1,079.66   $1,721.25   $2,282.51   $3,734.94
with IPP & EBB Rider............  $1,117.51   $1,833.51   $2,469.35   $4,107.37
with IPP & ADBR Riders..........  $1,122.24   $1,847.51   $2,492.59   $4,153.39
with EBB & ADBR Riders..........  $1,108.05   $1,805.55   $2,423.00   $4,015.99
with all Riders.................  $1,150.62   $1,931.82   $2,633.08   $4,434.45

--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                               51 Madison Avenue
                            New York, New York 10010

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $7,139,819       $4,718,308       $4,517,393
                                                                ----------       ----------       ----------
      Total net assets......................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
    Variable accumulation
      unit value............................................    $    10.53       $    11.49       $     1.01
                                                                ==========       ==========       ==========
Identified Cost of Investment...............................    $7,307,910       $4,486,734       $4,517,436
                                                                ==========       ==========       ==========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $8,088,922      $14,415,022       $6,537,539
                                                                ----------      -----------       ----------
      Total net assets......................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
    Variable accumulation
      unit value............................................    $    13.26      $     12.21       $    12.61
                                                                ==========      ===========       ==========
Identified Cost of Investment...............................    $7,367,717      $13,516,607       $5,927,728
                                                                ==========      ===========       ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    ------------------------------------------------------------------------------------------------------------------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ----------      ----------      ----------      -----------     ----------      ----------      ----------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $    12.34      $    11.50      $    10.39      $     12.08     $    13.33      $    13.06      $    13.92
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,202,959      $7,807,899      $4,321,937      $21,494,488     $5,756,455      $4,421,562      $7,353,153
     ==========      ==========      ==========      ===========     ==========      ==========      ==========

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    --------------------------------------------------------------------------------------------------------------------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ----------      ----------      ----------      ----------      ----------      ----------        ----------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $    11.32      $    12.57      $    12.06      $    11.87      $    10.25      $    11.44        $    12.95
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,397,865      $5,225,314      $1,790,156      $2,357,289      $1,868,153      $2,429,844        $3,087,853
     ==========      ==========      ==========      ==========      ==========      ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                   COLONIAL
                                                                                   SMALL CAP         DREYFUS IP
                                                                 CALVERT          VALUE FUND         TECHNOLOGY
                                                                  SOCIAL       VARIABLE SERIES--      GROWTH--
                                                                 BALANCED           CLASS B        SERVICE SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $941,461          $207,211          $3,289,474
                                                                 --------          --------          ----------
      Total net assets......................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
    Variable accumulation
      unit value............................................     $  11.19          $  10.27          $    11.21
                                                                 ========          ========          ==========
Identified Cost of Investment...............................     $904,517          $207,077          $3,167,480
                                                                 ========          ========          ==========

                                                                                                  NEUBERGER
                                                                                                    BERMAN
                                                                  MFS(R)           MFS(R)            AMT
                                                                 RESEARCH        UTILITIES         MID-CAP
                                                                 SERIES--         SERIES--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS       CLASS S
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $632,302        $2,137,585        $518,755
                                                                 --------        ----------        --------
      Total net assets......................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
    Variable accumulation
      unit value............................................     $  12.27        $    13.14        $  11.84
                                                                 ========        ==========        ========
Identified Cost of Investment...............................     $571,647        $1,949,697        $475,051
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                         FIDELITY(R)                                          JANUS ASPEN
      FIDELITY(R)            VIP            FIDELITY(R)      JANUS ASPEN         SERIES           MFS(R)
          VIP              EQUITY--             VIP             SERIES         WORLDWIDE        INVESTORS
    CONTRAFUND(R)--        INCOME--          MID CAP--        BALANCED--        GROWTH--      TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ----------         ----------        ----------        ----------       ----------        --------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $    12.76         $    12.09        $    14.45        $    11.52       $    11.20        $  11.79
       ==========         ==========        ==========        ==========       ==========        ========
       $9,052,115         $6,076,653        $5,574,340        $4,621,882       $1,986,167        $528,799
       ==========         ==========        ==========        ==========       ==========        ========

                                             VAN KAMPEN
       T. ROWE                                  UIF              VICTORY
        PRICE             VAN ECK             EMERGING             VIF
        EQUITY           WORLDWIDE            MARKETS          DIVERSIFIED
        INCOME              HARD              EQUITY--           STOCK--
    PORTFOLIO--II          ASSETS             CLASS II        CLASS A SHARES
    ------------------------------------------------------------------------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     -----------         ----------          ----------          --------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $     12.88         $    14.11          $    14.48          $  11.17
     ===========         ==========          ==========          ========
     $ 9,734,777         $2,039,981          $2,103,532          $767,664
     ===========         ==========          ==========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $ 242,466         $  3,421       $    26,308
                                                                ---------         --------       -----------
      Net investment income (loss)..........................      242,466            3,421            26,308
                                                                ---------         --------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      200,222          157,497         6,168,671
  Cost of investments sold..................................     (208,876)        (151,723)       (6,168,731)
                                                                ---------         --------       -----------
      Net realized gain (loss) on investments...............       (8,654)           5,774               (60)
  Realized gain distribution received.......................       76,632               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     (132,894)         210,540               (42)
                                                                ---------         --------       -----------
      Net gain (loss) on investments........................      (64,916)         216,314              (102)
                                                                ---------         --------       -----------
        Net increase (decrease) in net assets resulting
          from operations...................................    $ 177,550         $219,735       $    26,206
                                                                =========         ========       ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 51,002        $  191,592        $     --
                                                                 --------        ----------        --------
      Net investment income (loss)..........................       51,002           191,592              --
                                                                 --------        ----------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       39,210            15,460         103,564
  Cost of investments sold..................................      (32,398)          (14,127)        (92,469)
                                                                 --------        ----------        --------
      Net realized gain (loss) on investments...............        6,812             1,333          11,095
  Realized gain distribution received.......................       69,353                --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      686,056           865,218         582,688
                                                                 --------        ----------        --------
      Net gain (loss) on investments........................      762,221           866,551         593,783
                                                                 --------        ----------        --------
        Net increase (decrease) in net assets resulting
          from operations...................................     $813,223        $1,058,143        $593,783
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     MAINSTAY VP                                         MAINSTAY VP       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP        HIGH YIELD      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--    CORPORATE BOND--      EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------
       $ 27,597        $ 138,461        $ 167,819         $1,388,860         $ 47,447         $ 14,965        $       --
       --------        ---------        ---------         ----------         --------         --------        ----------
         27,597          138,461          167,819          1,388,860           47,447           14,965                --
       --------        ---------        ---------         ----------         --------         --------        ----------
         53,856          158,823          178,485            480,249           32,128           39,019            90,549
        (50,328)        (151,509)        (182,479)          (464,411)         (26,613)         (32,969)          (80,685)
       --------        ---------        ---------         ----------         --------         --------        ----------
          3,528            7,314           (3,994)            15,838            5,515            6,050             9,864
             --               --               --                 --               --          101,812                --
        161,554          274,186          (73,241)           156,499          704,494          529,204         1,264,612
       --------        ---------        ---------         ----------         --------         --------        ----------
        165,082          281,500          (77,235)           172,337          710,009          637,066         1,274,476
       --------        ---------        ---------         ----------         --------         --------        ----------
       $192,679        $ 419,961        $  90,584         $1,561,197         $757,456         $652,031        $1,274,476
       ========        =========        =========         ==========         ========         ========        ==========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $ 52,615         $ 51,824         $ 28,667        $  19,210        $     733         $     --          $     --
       --------         --------         --------        ---------        ---------         --------          --------
         52,615           51,824           28,667           19,210              733               --                --
       --------         --------         --------        ---------        ---------         --------          --------
         84,392           63,403           76,001          147,447          154,369           46,522            72,200
        (80,275)         (55,932)         (69,994)        (135,561)        (163,279)         (46,483)          (65,202)
       --------         --------         --------        ---------        ---------         --------          --------
          4,117            7,471            6,007           11,886           (8,910)              39             6,998
             --               --               --               --               --               --                --
        118,801          357,158          107,559          180,674           49,429          188,086           343,615
       --------         --------         --------        ---------        ---------         --------          --------
        122,918          364,629          113,566          192,560           40,519          188,125           350,613
       --------         --------         --------        ---------        ---------         --------          --------
       $175,533         $416,453         $142,233        $ 211,770        $  41,252         $188,125          $350,613
       ========         ========         ========        =========        =========         ========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                  COLONIAL
                                                                                 SMALL CAP
                                                                                 VALUE FUND       DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED        CLASS B(A)     SERVICE SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 15,372          $  576         $      --
                                                                 --------          ------         ---------
      Net investment income (loss)..........................       15,372             576                --
                                                                 --------          ------         ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       18,272              --           256,108
  Cost of investments sold..................................      (17,859)             --          (280,074)
                                                                 --------          ------         ---------
      Net realized gain (loss) on investments...............          413              --           (23,966)
  Realized gain distribution received.......................           --           3,762                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       36,818             134           117,087
                                                                 --------          ------         ---------
      Net gain (loss) on investments........................       37,231           3,896            93,121
                                                                 --------          ------         ---------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 52,603          $4,472         $  93,121
                                                                 ========          ======         =========

                                                                                                    NEUBERGER
                                                                                                      BERMAN
                                                                  MFS(R)            MFS(R)             AMT
                                                                 RESEARCH         UTILITIES          MID-CAP
                                                                 SERIES--          SERIES--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS(B)     CLASS S(B)
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................        1,662         $     --          $    --
                                                                 --------          --------          -------
      Net investment income (loss)..........................        1,662                --               --
                                                                 --------          --------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       42,726            17,985            9,179
  Cost of investments sold..................................      (39,749)          (17,362)          (8,368)
                                                                 --------          --------          -------
      Net realized gain (loss) on investments...............        2,977               623              811
  Realized gain distribution received.......................           --                --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       59,068           187,888           43,704
                                                                 --------          --------          -------
      Net gain (loss) on investments........................       62,045           188,511           44,515
                                                                 --------          --------          -------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 63,707          $188,511          $44,515
                                                                 ========          ========          =======

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                  JANUS ASPEN
      FIDELITY(R)          FIDELITY(R)        FIDELITY(R)       JANUS ASPEN          SERIES           MFS(R)
          VIP                  VIP                VIP              SERIES          WORLDWIDE        INVESTORS
    CONTRAFUND(R)--      EQUITY--INCOME--      MID CAP--         BALANCED--         GROWTH--      TRUST SERIES--
    SERVICE CLASS 2      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES   SERVICE CLASS
  --------------------------------------------------------------------------------------------------------------
<S
        $  2,418             $ 13,411          $     --           $ 90,124          $ 14,452         $   495
        --------             --------          --------           --------          --------         -------
           2,418               13,411                --             90,124            14,452             495
        --------             --------          --------           --------          --------         -------
          36,136               13,428            32,508            162,033            71,222          10,753
         (29,685)             (12,426)          (28,487)          (155,221)          (70,677)         (9,981)
        --------             --------          --------           --------          --------         -------
           6,451                1,002             4,021              6,812               545             772
              --                3,495                --                 --                --              --
         902,770              501,120           919,761            214,370            99,259          48,946
        --------             --------          --------           --------          --------         -------
         909,221              505,617           923,782            221,182            99,804          49,718
        --------             --------          --------           --------          --------         -------
        $911,639             $519,028          $923,782           $311,306          $114,256         $50,213
        ========             ========          ========           ========          ========         =======


                                                       VAN KAMPEN
                                                          UIF                  VICTORY
       T. ROWE PRICE             VAN ECK                EMERGING                 VIF
           EQUITY               WORLDWIDE               MARKETS              DIVERSIFIED
           INCOME                  HARD                 EQUITY--               STOCK--
       PORTFOLIO--II              ASSETS                CLASS II          CLASS A SHARES(B)
    -----------------------------------------------------------------------------------------
         $  86,032               $    501               $  6,935               $  4,280
         ---------               --------               --------               --------
            86,032                    501                  6,935                  4,280
         ---------               --------               --------               --------
           283,316                 73,444                 22,118                 91,667
          (271,501)               (63,325)               (19,439)               (86,091)
         ---------               --------               --------               --------
            11,815                 10,119                  2,679                  5,576
           180,673                     --                     --                     --
           698,849                239,556                397,784                 41,084
         ---------               --------               --------               --------
           891,337                249,675                400,463                 46,660
         ---------               --------               --------               --------
         $ 977,369               $250,176               $407,398               $ 50,940
         =========               ========               ========               ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003


                                                            MAINSTAY VP              MAINSTAY VP
                                                              BOND--           CAPITAL APPRECIATION--
                                                           SERVICE CLASS            SERVICE CLASS
                                                       ---------------------   -----------------------
                                                          2004        2003        2004         2003
                                                       -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  242,466   $ 24,757   $    3,421    $    759
    Net realized gain (loss) on investments..........      (8,654)      (178)       5,774          --
    Realized gain distribution received..............      76,632     15,028           --          --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (132,894)   (35,197)     210,540      21,034
                                                       ----------   --------   ----------    --------
      Net increase (decrease) in net assets
        resulting from operations....................     177,550      4,410      219,735      21,793
                                                       ----------   --------   ----------    --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,479,913    557,348    3,126,108     573,694
    Policyowners' surrenders.........................     (62,943)      (399)     (76,655)         --
    Policyowners' annuity and death benefits.........     (46,378)        --           --          --
    Net transfers from (to) Fixed Account............   1,747,743     65,224      897,251      27,281
    Transfers between Investment Divisions...........     183,169     34,182     (100,979)     30,080
                                                       ----------   --------   ----------    --------
      Net contributions and (withdrawals)............   6,301,504    656,355    3,845,725     631,055
                                                       ----------   --------   ----------    --------
        Increase (decrease) in net assets............   6,479,054    660,765    4,065,460     652,848
NET ASSETS:
    Beginning of year................................     660,765         --      652,848          --
                                                       ----------   --------   ----------    --------
    End of year......................................  $7,139,819   $660,765   $4,718,308    $652,848
                                                       ==========   ========   ==========    ========

                                                             MAINSTAY VP               MAINSTAY VP
                                                              HIGH YIELD              INTERNATIONAL
                                                           CORPORATE BOND--             EQUITY--
                                                            SERVICE CLASS             SERVICE CLASS
                                                       ------------------------   ---------------------
                                                          2004          2003         2004        2003
                                                       ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,388,860   $  188,531   $   47,447   $  7,878
    Net realized gain (loss) on investments..........       15,838        2,400        5,515      1,066
    Realized gain distribution received..............           --           --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................      156,499     (109,434)     704,494     20,610
                                                       -----------   ----------   ----------   --------
      Net increase (decrease) in net assets
        resulting from operations....................    1,561,197       81,497      757,456     29,554
                                                       -----------   ----------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   13,017,058    2,702,631    3,633,324    446,156
    Policyowners' surrenders.........................     (323,517)      (1,586)     (51,147)        --
    Policyowners' annuity and death benefits.........      (83,253)          --           --         --
    Net transfers from (to) Fixed Account............    5,056,549      173,918    1,246,083     27,967
    Transfers between Investment Divisions...........     (656,329)      13,388      353,810     38,356
                                                       -----------   ----------   ----------   --------
      Net contributions and (withdrawals)............   17,010,508    2,888,351    5,182,070    512,479
                                                       -----------   ----------   ----------   --------
        Increase (decrease) in net assets............   18,571,705    2,969,848    5,939,526    542,033
NET ASSETS:
    Beginning of year................................    2,969,848           --      542,033         --
                                                       -----------   ----------   ----------   --------
    End of year......................................  $21,541,553   $2,969,848   $6,481,559   $542,033
                                                       ===========   ==========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


          MAINSTAY VP               MAINSTAY VP             MAINSTAY VP             MAINSTAY VP
              CASH                COMMON STOCK--           CONVERTIBLE--           GOVERNMENT--
           MANAGEMENT              SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ------------------------   ---------------------   ---------------------   ---------------------
       2004          2003         2004        2003        2004        2003        2004        2003
    ------------------------------------------------------------------------------------------------
    $    26,308   $      507   $   27,597   $  2,695   $  138,461   $ 18,737   $  167,819   $ 15,800
            (60)          --        3,528         --        7,314        283       (3,994)        --
             --           --           --         --           --         --           --         --
            (42)          (2)     161,554     10,663      274,186     13,142      (73,241)   (13,109)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
         26,206          505      192,679     13,358      419,961     32,162       90,584      2,691
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      7,375,797    1,322,152    1,407,340    254,397    3,860,620    797,432    2,706,021    319,316
       (134,546)      (4,632)     (39,038)       (80)    (118,998)      (404)     (54,241)      (546)
        (45,782)          --           --         --      (50,688)        --           --         --
        626,753       35,818      450,129     15,789    2,943,093    137,212    1,056,903     57,113
     (4,379,509)    (305,369)      43,271     37,331       48,647     26,190       57,852       (106)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,442,713    1,047,969    1,861,702    307,437    6,682,674    960,430    3,766,535    375,777
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,468,919    1,048,474    2,054,381    320,795    7,102,635    992,592    3,857,119    378,468
      1,048,474           --      320,795         --      992,592         --      378,468         --
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
    $ 4,517,393   $1,048,474   $2,375,176   $320,795   $8,095,227   $992,592   $4,235,587   $378,468
    ===========   ==========   ==========   ========   ==========   ========   ==========   ========

         MAINSTAY VP              MAINSTAY VP              MAINSTAY VP              MAINSTAY VP
       MID CAP CORE--          MID CAP GROWTH--          MID CAP VALUE--          S&P 500 INDEX--
        SERVICE CLASS            SERVICE CLASS            SERVICE CLASS            SERVICE CLASS
    ---------------------   -----------------------   ---------------------   ------------------------
       2004        2003        2004         2003         2004        2003        2004          2003
    --------------------------------------------------------------------------------------------------
    $   14,965   $  1,400   $       --   $       --   $   51,002   $  5,713   $   191,592   $   13,067
         6,050         (1)       9,864           88        6,812      1,490         1,333           72
       101,812         --           --           --       69,353         --            --           --
       529,204     14,928    1,264,612       28,559      686,056     35,150       865,218       33,196
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
       652,031     16,327    1,274,476       28,647      813,223     42,353     1,058,143       46,335
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     2,569,387    427,623    4,744,990      913,352    4,191,052    613,298     8,922,061    1,097,603
       (40,870)    (1,228)    (102,904)        (103)    (121,928)    (1,067)     (163,770)      (1,431)
        (6,346)        --       (6,133)          --      (26,288)        --            --           --
     1,052,550     34,986    1,323,155       54,613    2,061,332     75,685     2,770,432       47,779
       257,002      4,231      411,276        4,955      440,137      1,125       604,609       33,261
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     3,831,723    465,612    6,370,384      972,817    6,544,305    689,041    12,133,332    1,177,212
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     4,483,754    481,939    7,644,860    1,001,464    7,357,528    731,394    13,191,475    1,223,547
       481,939         --    1,001,464           --      731,394         --     1,223,547           --
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
    $4,965,693   $481,939   $8,646,324   $1,001,464   $8,088,922   $731,394   $14,415,022   $1,223,547
    ==========   ========   ==========   ==========   ==========   ========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            MAINSTAY VP
                                                             SMALL CAP              MAINSTAY VP
                                                             GROWTH--             TOTAL RETURN--
                                                           SERVICE CLASS           SERVICE CLASS
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $   52,615   $  5,981
    Net realized gain (loss) on investments..........      11,095      1,959        4,117         17
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     582,688     27,123      118,801        535
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     593,783     29,082      175,533      6,533
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   3,719,091    669,182    1,947,912    360,292
    Policyowners' surrenders.........................     (63,776)       (79)     (69,261)        --
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............   1,322,835     45,473    1,057,762     30,924
    Transfers between Investment Divisions...........     220,888      1,060        7,506         --
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,199,038    715,636    2,943,919    391,216
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   5,792,821    744,718    3,119,452    397,749
NET ASSETS:
    Beginning of year................................     744,718         --      397,749         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,537,539   $744,718   $3,517,201   $397,749
                                                       ==========   ========   ==========   ========


                                                            MAINSTAY VP           ALGER AMERICAN
                                                            LORD ABBETT                SMALL
                                                        DEVELOPING GROWTH--      CAPITALIZATION--
                                                           SERVICE CLASS          CLASS S SHARES
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $       --   $     --
    Net realized gain (loss) on investments..........          39        142        6,998         91
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     188,086        137      343,615      4,568
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     188,125        279      350,613      4,659
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   1,724,862    182,471    2,191,611    154,706
    Policyowners' surrenders.........................      (9,265)       (67)     (44,012)    (1,242)
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............     434,706      8,189      589,643     17,765
    Transfers between Investment Divisions...........      87,562      1,205      172,296         (3)
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   2,237,865    191,798    2,909,538    171,226
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   2,425,990    192,077    3,260,151    175,885
NET ASSETS:
    Beginning of year................................     192,077         --      175,885         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $2,618,067   $192,077   $3,436,036   $175,885
                                                       ==========   ========   ==========   ========

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                         MAINSTAY VP             MAINSTAY VP
                                 MAINSTAY VP            DREYFUS LARGE            EAGLE ASSET
         MAINSTAY VP          AMERICAN CENTURY             COMPANY               MANAGEMENT
           VALUE--            INCOME & GROWTH--            VALUE--             GROWTH EQUITY--
        SERVICE CLASS           SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ---------------------   ---------------------   ---------------------   ---------------------
       2004        2003        2004        2003        2004        2003        2004        2003
    ---------------------------------------------------------------------------------------------
    $   51,824   $  5,932   $   28,667   $  1,603   $   19,210   $  1,787   $      733   $    256
         7,471         12        6,007         --       11,886          2       (8,910)       205
            --         --           --         --           --         --           --         --
       357,158     16,056      107,559      5,925      180,674     11,465       49,429      9,698
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
       416,453     22,000      142,233      7,528      211,770     13,254       41,252     10,159
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     3,145,810    392,656    1,013,598    121,506    1,386,385    256,638    1,222,151    285,719
       (90,037)      (222)     (29,218)       (10)     (45,127)      (106)     (24,967)        --
       (11,991)        --           --         --           --         --           --         --
     1,568,172     54,613      618,249      5,278      664,960     40,005      398,470     19,204
       101,435       (360)      24,476         --       21,679        (30)     (29,700)     4,992
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     4,713,389    446,687    1,627,105    126,774    2,027,897    296,507    1,565,954    309,915
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     5,129,842    468,687    1,769,338    134,302    2,239,667    309,761    1,607,206    320,074
       468,687         --      134,302         --      309,761         --      320,074         --
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
    $5,598,529   $468,687   $1,903,640   $134,302   $2,549,428   $309,761   $1,927,280   $320,074
    ==========   ========   ==========   ========   ==========   ========   ==========   ========

                           COLONIAL
                          SMALL CAP
                          VALUE FUND        DREYFUS IP              FIDELITY(R)
          CALVERT          VARIABLE         TECHNOLOGY                  VIP
          SOCIAL           SERIES--          GROWTH--             CONTRAFUND(R)--
         BALANCED          CLASS B        SERVICE SHARES          SERVICE CLASS 2
    -------------------   ----------   ---------------------   ---------------------
      2004       2003      2004 (A)       2004        2003        2004        2003
    --------------------------------------------------------------------------------
    $ 15,372   $   496     $    576    $       --   $     --   $    2,418   $     --
         413        --           --       (23,966)        16        6,451        685
          --        --        3,762            --         --           --         --
      36,818       126          134       117,087      4,907      902,770     23,213
    --------   -------     --------    ----------   --------   ----------   --------
      52,603       622        4,472        93,121      4,923      911,639     23,898
    --------   -------     --------    ----------   --------   ----------   --------
     504,387    27,421      139,673     2,067,004    489,402    5,339,667    545,545
      (7,002)      (26)          --       (89,191)        --      (82,656)    (1,127)
          --        --           --            --         --       (6,383)        --
     339,307       637        1,004       686,387     31,690    2,546,661     90,162
      23,512        --       62,062       (43,239)    49,377      601,967      8,725
    --------   -------     --------    ----------   --------   ----------   --------
     860,204    28,032      202,739     2,620,961    570,469    8,399,256    643,305
    --------   -------     --------    ----------   --------   ----------   --------
     912,807    28,654      207,211     2,714,082    575,392    9,310,895    667,203
      28,654        --           --       575,392         --      667,203         --
    --------   -------     --------    ----------   --------   ----------   --------
    $941,461   $28,654     $207,211    $3,289,474   $575,392   $9,978,098   $667,203
    ========   =======     ========    ==========   ========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            FIDELITY(R)             FIDELITY(R)
                                                                VIP                     VIP
                                                          EQUITY-INCOME--            MID CAP--
                                                          SERVICE CLASS 2         SERVICE CLASS 2
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   13,411   $     --   $       --   $     --
    Net realized gain (loss) on investments..........       1,002        (50)       4,021      1,611
    Realized gain distribution received..............       3,495         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     501,120     30,311      919,761      7,699
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     519,028     30,261      923,782      9,310
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,095,100    446,750    4,005,735    169,218
    Policyowners' surrenders.........................     (69,458)       (10)     (77,160)        --
    Policyowners' annuity and death benefits.........      (8,999)        --      (20,471)        --
    Net transfers from (to) Fixed Account............   1,405,682     50,148    1,310,566     38,197
    Transfers between Investment Divisions...........     131,907      7,675      140,570      2,054
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,554,232    504,563    5,359,240    209,469
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   6,073,260    534,824    6,283,022    218,779
NET ASSETS:
    Beginning of year................................     534,824         --      218,779         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,608,084   $534,824   $6,501,801   $218,779
                                                       ==========   ========   ==========   ========

                                                          MFS(R)          NEUBERGER
                                                         UTILITIES         BERMAN
                                                         SERIES--        AMT MID-CAP
                                                       SERVICE CLASS   GROWTH--CLASS S
                                                       -------------   ---------------
                                                          2004(B)          2004(B)
                                                       -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $       --        $     --
    Net realized gain (loss) on investments..........          623             811
    Realized gain distribution received..............           --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      187,888          43,704
                                                        ----------        --------
      Net increase (decrease) in net assets resulting
        from operations..............................      188,511          44,515
                                                        ----------        --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,172,557         365,029
    Policyowners' surrenders.........................      (11,610)         (8,404)
    Policyowners' annuity and death benefits.........           --              --
    Net transfers from (to) Fixed Account............      537,719          58,898
    Transfers between Investment Divisions...........      250,408          58,717
                                                        ----------        --------
      Net contributions and (withdrawals)............    1,949,074         474,240
                                                        ----------        --------
        Increase (decrease) in net assets............    2,137,585         518,755
NET ASSETS:
    Beginning of year................................           --              --
                                                        ----------        --------
    End of year......................................   $2,137,585        $518,755
                                                        ==========        ========

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                 JANUS ASPEN
         JANUS ASPEN               SERIES
           SERIES                 WORLDWIDE          MFS(R) INVESTORS           MFS(R)
         BALANCED--               GROWTH--            TRUST SERIES--       RESEARCH SERIES--
       SERVICE SHARES          SERVICE SHARES          SERVICE CLASS         SERVICE CLASS
    ---------------------   ---------------------   -------------------   -------------------
       2004        2003        2004        2003       2004       2003       2004       2003
    -----------------------------------------------------------------------------------------
    $   90,124   $  3,917   $   14,452   $    220   $    495   $     --   $  1,662   $    --
         6,812         17          545          1        772         (1)     2,977        --
            --         --           --         --         --         --         --        --
       214,370      4,343       99,259      4,997     48,946        898     59,068     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
       311,306      8,277      114,256      5,218     50,213        897     63,707     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
     2,908,693    374,031    1,371,803    101,928    439,210     13,515    467,710    28,904
       (63,159)        --      (21,480)    (1,121)    (8,254)    (1,041)    (5,927)       --
       (63,311)        --           --         --         --         --         --        --
     1,207,782     72,149      457,951     17,974     59,038      5,446     73,671     5,353
        79,513      5,314       42,434      1,459     19,358        261     (2,704)       --
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,069,518    451,494    1,850,708    120,240    509,352     18,181    532,750    34,257
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,380,824    459,771    1,964,964    125,458    559,565     19,078    596,457    35,845
       459,771         --      125,458         --     19,078         --     35,845        --
    ----------   --------   ----------   --------   --------   --------   --------   -------
    $4,840,595   $459,771   $2,090,422   $125,458   $578,643   $ 19,078   $632,302   $35,845
    ==========   ========   ==========   ========   ========   ========   ========   =======

                                    VAN ECK               VAN KAMPEN               VICTORY
        T. ROWE PRICE              WORLDWIDE                  UIF                    VIF
        EQUITY INCOME                HARD              EMERGING MARKETS      DIVERSIFIED STOCK--
        PORTFOLIO--II               ASSETS             EQUITY--CLASS II        CLASS A SHARES
    ----------------------   ---------------------   ---------------------   -------------------
       2004         2003        2004        2003        2004        2003           2004(B)
    --------------------------------------------------------------------------------------------
    $    86,032   $  2,101   $      501   $    --    $    6,935   $     --        $  4,280
         11,815     (9,025)      10,119         2         2,679          4           5,576
        180,673         --           --        --            --         --              --
        698,849     43,418      239,556     5,114       397,784      6,945          41,084
    -----------   --------   ----------   -------    ----------   --------        --------
        977,369     36,494      250,176     5,116       407,398      6,949          50,940
    -----------   --------   ----------   -------    ----------   --------        --------
      5,595,229    567,908    1,434,839    84,229     1,615,278    114,445         410,734
        (86,133)      (226)     (29,942)      (99)      (25,530)        --          (8,253)
        (32,154)        --           --        --            --         --              --
      2,665,673     80,838      404,470     8,936       378,656      4,817         393,464
        672,588       (577)     126,926        --         5,022      1,227         (38,137)
    -----------   --------   ----------   -------    ----------   --------        --------
      8,815,203    647,943    1,936,293    93,066     1,973,426    120,489         757,808
    -----------   --------   ----------   -------    ----------   --------        --------
      9,792,572    684,437    2,186,469    98,182     2,380,824    127,438         808,748
        684,437         --       98,182        --       127,438         --              --
    -----------   --------   ----------   -------    ----------   --------        --------
    $10,477,009   $684,437   $2,284,651   $98,182    $2,508,262   $127,438        $808,748
    ===========   ========   ==========   =======    ==========   ========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Elite Variable Annuity, MainStay Elite Variable Annuity and LifeStages(R) Premium Plus Elite Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Liberty Variable Investment Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class(1)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--
  Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(2)
MainStay VP S&P 500 Index--Service Class(3)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income &
  Growth--Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Growth Equity--Service Class
(2) Formerly known as MainStay VP Equity Income--Service Class
(3) Formerly known as MainStay VP Indexed Equity--Service Class

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of Separate Account-IV are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Number of shares............................................         537              220            4,517
Identified cost.............................................      $7,308           $4,487           $4,517


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Number of shares............................................         658              592              603
Identified cost.............................................      $7,368          $13,517           $5,928

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Purchases...................................................      $6,821           $4,007           $9,638
Proceeds from sales.........................................         200              157            6,169


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Purchases...................................................      $6,704          $12,340           $5,303
Proceeds from sales.........................................          39               15              104

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
           116              720              399            2,180              460              379              748
        $2,203           $7,808           $4,322          $21,494           $5,756           $4,422           $7,353

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
           211              341              166              227              174              290               171
        $3,398           $5,225           $1,790           $2,357           $1,868           $2,430            $3,088

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
        $1,943           $6,980           $4,113          $18,880           $5,262           $3,988           $6,461
            54              159              178              480               32               39               91

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
        $3,081           $4,829           $1,732           $2,195           $1,721           $2,284            $2,982
            84               63               76              147              154               47                72

--------------------------------------------------------------------------------

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Number of shares.........................................          503                   12                   382
Identified cost..........................................         $905                 $207                $3,167

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Number of shares.........................................           42                   105                  29
Identified cost..........................................         $572                $1,950                $475

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Purchases................................................         $894                 $207                $2,877
Proceeds from sales......................................           18                   --                   256

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Purchases................................................         $577                $1,967                $483
Proceeds from sales......................................           43                    18                   9

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
            379                263                218                192                 79                32
         $9,052             $6,077             $5,574             $4,622             $1,986              $529

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
            470                124                227                74
         $9,735             $2,040             $2,104              $768

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
         $8,438             $5,585             $5,392             $4,322             $1,936              $521
             36                 13                 33                162                 71                11

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
         $9,365             $2,010             $2,002              $854
            283                 73                 22                92

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, there is a lower surrender charge. For LifeStages(R) Premium Plus Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies and 1.90% for LifeStages(R) Premium Plus Elite Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded with policyholders' surrenders in the accompanying statement of changes in net assets.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2004 and the period June 10, 2003 to December 31, 2003 were as follows:

                                                         MAINSTAY VP                       MAINSTAY VP
                                        MAINSTAY VP        CAPITAL        MAINSTAY VP        COMMON
                                          BOND--       APPRECIATION--         CASH           STOCK--
                                       SERVICE CLASS    SERVICE CLASS      MANAGEMENT     SERVICE CLASS
                                       -------------   ---------------   --------------   -------------
                                       2004    2003     2004     2003     2004    2003    2004    2003
                                       ----------------------------------------------------------------
Units issued.........................   624     65      368       59      7,966   1,357    166     29
Units redeemed.......................   (11)    --      (16)      --     (4,539)  (310)     (3)    --
                                        ---     --      ---       --     ------   -----    ---     --
  Net increase (decrease)............   613     65      352       59      3,427   1,047    163     29
                                        ===     ==      ===       ==     ======   =====    ===     ==


                                        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                          MID CAP         MID CAP         S&P 500         SMALL CAP
                                         GROWTH--         VALUE--         INDEX--         GROWTH--
                                       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                                       -------------   -------------   --------------   -------------
                                       2004    2003    2004    2003     2004    2003    2004    2003
                                       ----------------------------------------------
Units issued.........................   542     88      557     65     1,084     110     461     64
Units redeemed.......................    (9)    --      (12)    --       (14)     --      (6)    --
                                        ---     --      ---     --     -----     ---     ---     --
  Net increase (decrease)............   533     88      545     65     1,070     110     455     64
                                        ===     ==      ===     ==     =====     ===     ===     ==

                                        MAINSTAY VP         ALGER                           COLONIAL
                                        LORD ABBETT        AMERICAN                         SMALL CAP
                                        DEVELOPING          SMALL           CALVERT        VALUE FUND
                                         GROWTH--      CAPITALIZATION--     SOCIAL          VARIABLE
                                       SERVICE CLASS    CLASS S SHARES     BALANCED      SERIES--CLASS B
                                       -------------   ----------------   -----------   -----------------
                                       2004    2003     2004     2003     2004   2003        2004(A)
                                       ------------------------------------------------------------------
Units issued.........................   212     18      253       16       82      3           20
Units redeemed.......................    (1)    --       (4)      --       (1)    --           --
                                        ---     --      ---       --       --     --           --
  Net increase (decrease)............   211     18      249       16       81      3           20
                                        ===     ==      ===       ==       ==     ==           ==

                                        Janus Aspen
                                           Series           MFS(R)           MFS(R)            MFS(R)
                                         WORLDWIDE        INVESTORS         RESEARCH         UTILITIES
                                          GROWTH--      TRUST SERIES--      SERIES--          SERIES--
                                       SERVICE SHARES   SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
                                       --------------   --------------   --------------   ----------------
                                       2004     2003    2004     2003    2004     2003        2004(b)
                                       -------------------------------------------------------------------
Units issued.........................   177      12       48       2       50       3           164
Units redeemed.......................    (2)     --       (1)     --       (1)     --            (1)
                                        ---      --       --      --       --      --           ---
  Net increase (decrease)............   175      12       47       2       49       3           163
                                        ===      ==       ==      ==       ==      ==           ===

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                       MainStay VP       MainStay VP
     MainStay VP     MainStay VP       High Yield       International     MainStay VP
    Convertible--   Government--    Corporate Bond--      Equity--      Mid Cap Core--
    Service Class   Service Class     Service Class     Service Class    Service Class
    -------------   -------------   -----------------   -------------   ---------------
    2004    2003    2004    2003     2004      2003     2004    2003     2004     2003
    -----------------------------------------------------------------------------------
     628     91      375     38      1,601      276      442     48      339       45
     (15)    --       (5)    --        (94)      --       (4)    --       (4)      --
     ---     --      ---     --      -----      ---      ---     --      ---       --
     613     91      370     38      1,507      276      438     48      335       45
     ===     ==      ===     ==      =====      ===      ===     ==      ===       ==

                                       MAINSTAY VP
                                        AMERICAN       MAINSTAY VP      MAINSTAY VP
                                         CENTURY      DREYFUS LARGE     EAGLE ASSET
      MAINSTAY VP      MAINSTAY VP      INCOME &         COMPANY        MANAGEMENT
    TOTAL RETURN--       VALUE--        GROWTH--         VALUE--      GROWTH EQUITY--
     SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
    ---------------   -------------   -------------   -------------   ---------------
     2004     2003    2004    2003    2004    2003    2004    2003     2004     2003
    ---------------------------------------------------------------------------------
     280       37      413     41      148     13      190     29       164      30
      (6)      --       (9)    --       (3)    --       (4)    --        (6)     --
     ---       --      ---     --      ---     --      ---     --       ---      --
     274       37      404     41      145     13      186     29       158      30
     ===       ==      ===     ==      ===     ==      ===     ==       ===      ==

      DREYFUS IP                                                              JANUS ASPEN
      TECHNOLOGY      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP       SERIES
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------------------------
      255      51       729      60       505      49       438      19       388      43
      (13)     --        (7)     --        (7)     --        (7)     --       (11)     --
      ---      --       ---      --       ---      --       ---      --       ---      --
      242      51       722      60       498      49       431      19       377      43
      ===      ==       ===      ==       ===      ==       ===      ==       ===      ==

    NEUBERGER                                     VAN KAMPEN          VICTORY
    BERMAN AMT                     VAN ECK            UIF               VIF
     MID-CAP     T. ROWE PRICE    WORLDWIDE    EMERGING MARKETS     DIVERSIFIED
     GROWTH--    EQUITY INCOME      HARD           EQUITY--           STOCK--
     CLASS S     PORTFOLIO--II     ASSETS          CLASS II        CLASS A SHARES
    ----------   -------------   -----------   -----------------   --------------
     2004(B)     2004    2003    2004   2003    2004      2003        2004(B)
    -----------------------------------------------------------------------------
        45        763     61     155      9      164        11           76
        (1)       (10)    --      (2)    --       (2)       --           (4)
        --        ---     --     ---     --      ---       ---           --
        44        753     61     153      9      162        11           72
        ==        ===     ==     ===     ==      ===       ===           ==

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004 and 2003:


                                                                           MAINSTAY VP
                                                         MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                           BOND--        APPRECIATION--         CASH
                                                        SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $7,140   $  661   $4,718   $  653   $4,517   $1,048
Units Outstanding..................................       678       65      411       59    4,474    1,047
Variable Accumulation Unit Value...................    $10.53   $10.14   $11.49   $11.06   $ 1.01   $ 1.00
Total Return.......................................      3.8%     1.4%     3.9%    10.6%     0.8%     0.1%
Investment Income Ratio............................      5.9%    24.1%     0.1%     0.9%     0.9%     0.4%


                                                         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                           MID CAP           MID CAP           MID CAP
                                                           CORE--           GROWTH--           VALUE--
                                                        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $4,966   $  482   $8,646   $1,001   $8,089   $  731
Units Outstanding..................................       380       45      621       88      610       65
Variable Accumulation Unit Value...................    $13.06   $10.72   $13.92   $11.38   $13.26   $11.31
Total Return.......................................     21.9%     7.2%    22.3%    13.8%    17.2%    13.1%
Investment Income Ratio............................      0.6%     2.4%       --       --     1.3%     5.7%


                                                        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
                                                       DREYFUS LARGE      EAGLE ASSET        LORD ABBETT
                                                          COMPANY          MANAGEMENT        DEVELOPING
                                                          VALUE--       GROWTH EQUITY--       GROWTH--
                                                       SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
                                                       --------------   ----------------   ---------------
                                                        2004    2003     2004      2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $2,549   $ 310   $1,927    $ 320    $2,618   $  192
Units Outstanding..................................       215      29      188       30       229       18
Variable Accumulation Unit Value...................    $11.87   $10.69  $10.25    $10.52   $11.44   $10.83
Total Return.......................................     11.1%    6.9%    (2.6%)    5.2%      5.6%     8.3%
Investment Income Ratio............................      1.3%    4.9%     0.1%     0.8%        --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                                                            MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ---------------   ---------------   ---------------   ----------------   ---------------
     2004     2003     2004     2003     2004     2003     2004      2003     2004     2003
    ----------------------------------------------------------------------------------------
    $2,375   $  321   $8,095   $  993   $4,236   $  378   $21,542   $2,970   $6,482   $  542
       192       29      704       91      408       38     1,783     276       486       48
    $12.34   $11.15   $11.50   $10.87   $10.39   $10.08   $ 12.08   $10.74   $13.33   $11.39
     10.6%    11.5%     5.9%     8.7%     3.1%     0.8%     12.5%    7.4%     17.1%    13.9%
      2.0%     6.3%     3.1%    14.8%     6.8%    24.9%     12.0%   42.9%      1.5%    12.1%

                                                                                MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP                                         AMERICAN CENTURY
        S&P 500           SMALL CAP        MAINSTAY VP       MAINSTAY VP         INCOME &
        INDEX--           GROWTH--       TOTAL RETURN--        VALUE--           GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ---------------   -----------------
     2004      2003     2004     2003     2004     2003     2004     2003     2004      2003
    ------------------------------------------------------------------------------------------
    $14,415   $1,224   $6,538   $  745   $3,517   $  398   $5,599   $  469   $1,904    $  134
      1,180      110      519       64      311       37      445       41      158        13
    $ 12.21   $11.08   $12.61   $11.55   $11.32   $10.67   $12.57   $11.33   $12.06    $10.73
      10.2%    10.8%     9.1%    15.5%     6.1%     6.7%    11.0%    13.3%    12.4%      7.3%
       2.6%     9.1%       --       --     2.7%    13.8%     1.7%    10.8%     3.5%      7.7%

                                             COLONIAL
                                            SMALL CAP
     ALGER AMERICAN                         VALUE FUND       DREYFUS IP
          SMALL             CALVERT          VARIABLE        TECHNOLOGY      FIDELITY(R) VIP
    CAPITALIZATION--        SOCIAL           SERIES--         GROWTH--       CONTRAFUND(R)--
     CLASS S SHARES        BALANCED          CLASS B       SERVICE SHARES    SERVICE CLASS 2
    -----------------   ---------------   --------------   ---------------   ---------------
     2004      2003      2004     2003       2004(A)        2004     2003     2004     2003
    ----------------------------------------------------------------------------------------
    $3,436    $  176    $  941   $   29       $  207       $3,289   $  575   $9,978   $  667
       265        16        84        3           20          293       51      782       60
    $12.95    $11.14    $11.19   $10.34       $10.27       $11.21   $11.18   $12.76   $11.08
     16.3%     11.4%      8.3%     3.4%         2.7%         0.2%    11.8%    15.2%    10.8%
        --        --      3.2%    13.0%         3.3%           --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                              JANUS ASPEN
                                                         FIDELITY(R)       JANUS ASPEN          SERIES
                                    FIDELITY(R) VIP          VIP             SERIES            WORLDWIDE
                                    EQUITY-INCOME--       MID CAP--        BALANCED--          GROWTH--
                                    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
                                    ----------------   ---------------   ---------------   -----------------
                                     2004      2003     2004     2003     2004     2003      2004      2003
                                    ------------------------------------------------------------------------
Net Assets........................  $ 6,608   $  535   $6,502   $  219   $4,841   $  460   $  2,090   $  125
Units Outstanding.................      547       49      450       19      420       43        187       12
Variable Accumulation Unit
  Value...........................  $ 12.09   $10.87   $14.45   $11.59   $11.52   $10.64   $  11.20   $10.72
Total Return......................    11.2%     8.7%    24.7%    15.9%     8.3%     6.4%       4.5%     7.2%
Investment Income Ratio...........     0.4%       --       --       --     3.3%     7.2%       1.3%     1.4%

                                         MFS(R)            MFS(R)                                NEUBERGER
                                       INVESTORS          RESEARCH             MFS(R)            BERMAN AMT
                                     TRUST SERIES--       SERIES--       UTILITIES SERIES--   MID-CAP GROWTH--
                                     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS          CLASS S
                                    ----------------   ---------------   ------------------   ----------------
                                     2004      2003     2004     2003         2004(B)             2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $   579   $   19   $  632   $   36        $ 2,138             $   519
Units Outstanding.................       49        2       52        3            163                  44
Variable Accumulation Unit
  Value...........................  $ 11.79   $10.61   $12.27   $10.61        $ 13.14             $ 11.84
Total Return......................    11.1%     6.1%    15.6%     6.1%          31.4%               18.4%
Investment Income Ratio...........     0.2%       --     0.5%       --             --                  --

                                                                          VAN KAMPEN UIF        VICTORY VIF
                                     T. ROWE PRICE         VAN ECK           EMERGING           DIVERSIFIED
                                     EQUITY INCOME        WORLDWIDE      MARKETS EQUITY--         STOCK--
                                     PORTFOLIO--II       HARD ASSETS         CLASS II         CLASS A SHARES
                                    ----------------   ---------------   -----------------   -----------------
                                     2004      2003     2004     2003     2004      2003          2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $10,477   $  684   $2,285   $   98   $2,508    $  127         $   809
Units Outstanding.................      814       61      162        9      173        11              72
Variable Accumulation Unit
  Value...........................  $ 12.88   $11.24   $14.11   $11.38   $14.48    $11.77         $ 11.17
Total Return......................    14.6%    12.4%    24.0%    13.8%    23.0%     17.7%           11.7%
Investment Income Ratio...........     1.6%     2.2%     0.1%       --     0.6%        --            1.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Cash Management, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Calvert Social Balanced, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-IV) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York

February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY


                                  INVESTING IN


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV


                       SUPPLEMENT DATED DECEMBER 23, 2005
                      TO THE PROSPECTUS DATED MAY 1, 2005


     This supplement amends the May 1, 2005 prospectus for the LifeStages(R) Premium Plus Elite Variable Annuity Policies ("policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2005 prospectus for the policies. All capitalized terms have the same meaning as those included in the prospectus.


     The purpose of this supplement is to describe four new Investment Divisions that will be available under the policies as of February 13, 2006.


     Keeping these purposes in mind, please note the following:


I. ADDITIONAL PORTFOLIOS AVAILABLE FEBRUARY 13, 2006

          On the first page, add "MainStay VP Conservative Allocation--Service Class", "MainStay VP Moderate Allocation--Service Class", "MainStay VP Moderate Growth Allocation--Service Class" and "MainStay VP Growth Allocation--Service Class" to the list of Investment Divisions.

          Throughout the prospectus, all references to 40 Investment Divisions should be changed to refer to 44 Investment Divisions.

II. TOTAL ANNUAL FUND OPERATING EXPENSES

     Add the following to the table showing the TOTAL ANNUAL FUND OPERATING
EXPENSES:

  -----------------------------------------------------------------------------------------------------------------
                                                                                              TOTAL
                                                                                               FUND
                                                                                              ANNUAL
                                                                             UNDERLYING      EXPENSES
                                                                             PORTFOLIO       (BEFORE
                                         ADMINI-                                FEES         EXPENSE      EXPENSE
                              ADVISORY   STRATION   12b-1       OTHER           AND         REIMBURSE-   REIMBURSE-
             FUND              FEE(a)      FEE      FEE(b)   EXPENSES(c)    EXPENSES(d)       MENTS)      MENTS(c)
  -----------------------------------------------------------------------------------------------------------------
  MainStay VP Conservative
  Allocation--Service Class     0.00%      0.00%     0.25%      0.41%           0.80%          1.46%        0.16%
  MainStay VP Moderate
  Allocation--Service Class     0.00%      0.00%     0.25%      0.30%           0.79%          1.34%        0.05%
  MainStay VP Moderate
  Growth Allocation--
  Service Class                 0.00%      0.00%     0.25%      0.33%           0.76%          1.34%        0.08%
  MainStay VP Growth
  Allocation--Service Class     0.00%      0.00%     0.25%      0.66%           0.78%          1.69%        0.41%

  --------------------------  ---------------

                                 NET TOTAL
                                   FUND
                                  ANNUAL
                                 EXPENSES
                               AFTER EXPENSE
             FUND             REIMBURSEMENTS
  --------------------------  ---------------
  MainStay VP Conservative
  Allocation--Service Class        1.30%
  MainStay VP Moderate
  Allocation--Service Class        1.29%
  MainStay VP Moderate
  Growth Allocation--
  Service Class                    1.26%
  MainStay VP Growth
  Allocation--Service Class        1.28%

(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.

(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year. The Manager has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.

III. EXAMPLES TABLE

     Add the following to the table of expenses:

                                                 EXPENSES IF YOU
                                              ANNUITIZE YOUR POLICY                  EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders..............  $1,067.46   $1,023.53   $1,734.22   $3,615.75   $1,067.46   $1,779.62   $2,320.08   $3,933.56
with IPP Rider..................  $1,109.94   $1,157.84   $1,952.79   $4,024.16   $1,109.94   $1,903.76   $2,525.58   $4,327.95
with EBB Rider..................  $1,095.78   $1,113.20   $1,880.40   $3,890.06   $1,095.78   $1,862.51   $2,457.52   $4,198.45
with ADBR Rider.................  $1,100.50   $1,128.09   $1,904.56   $3,934.96   $1,100.50   $1,876.26   $2,480.24   $4,241.81
with IPP & EBB Rider............  $1,138.26   $1,247.50   $2,098.95   $4,298.47   $1,138.26   $1,986.64   $2,663.00   $4,592.84
with IPP & ADBR Rider...........  $1,142.98   $1,262.40   $2,123.14   $4,343.39   $1,142.98   $2,000.41   $2,685.74   $4,636.22
with EBB & ADBR Rider...........  $1,128.82   $1,217.77   $2,050.74   $4,209.29   $1,128.82   $1,959.15   $2,617.68   $4,506.73
with All Riders.................  $1,171.30   $1,352.07   $2,269.30   $4,617.69   $1,171.30   $2,083.29   $2,823.16   $4,901.11
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders..............  $1,066.52   $1,020.51   $1,729.29   $3,606.38   $1,066.52   $1,776.83   $2,315.45   $3,924.52
with IPP Rider..................  $1,109.00   $1,154.86   $1,947.97   $4,015.27   $1,109.00   $1,901.01   $2,521.05   $4,319.36
with EBB Rider..................  $1,094.84   $1,110.21   $1,875.53   $3,881.01   $1,094.84   $1,859.74   $2,452.94   $4,189.71
with ADBR Rider.................  $1,099.56   $1,125.12   $1,899.73   $3,925.98   $1,099.56   $1,873.52   $2,475.70   $4,233.14
with IPP & EBB Rider............  $1,137.32   $1,244.57   $2,094.21   $4,289.87   $1,137.32   $1,983.92   $2,658.55   $4,584.54
with IPP & ADBR Rider...........  $1,142.04   $1,259.46   $2,118.41   $4,334.85   $1,142.04   $1,997.68   $2,681.29   $4,627.98
with EBB & ADBR Rider...........  $1,127.88   $1,214.81   $2,045.98   $4,200.60   $1,127.88   $1,956.42   $2,613.20   $4,498.34
with All Riders.................  $1,170.36   $1,349.16   $2,264.65   $4,609.46   $1,170.36   $2,080.60   $2,818.79   $4,893.16

                                                EXPENSES IF YOU
                                         DO NOT SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders..............  $335.63   $1,023.53   $1,734.22   $3,615.75
with IPP Rider..................  $381.40   $1,157.84   $1,952.79   $4,024.16
with EBB Rider..................  $366.15   $1,113.20   $1,880.40   $3,890.06
with ADBR Rider.................  $371.23   $1,128.09   $1,904.56   $3,934.96
with IPP & EBB Rider............  $411.92   $1,247.50   $2,098.95   $4,298.47
with IPP & ADBR Rider...........  $417.01   $1,262.40   $2,123.14   $4,343.39
with EBB & ADBR Rider...........  $401.75   $1,217.77   $2,050.74   $4,209.29
with All Riders.................  $447.52   $1,352.07   $2,269.30   $4,617.69
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders..............  $334.61   $1,020.51   $1,729.29   $3,606.38
with IPP Rider..................  $380.39   $1,154.86   $1,947.97   $4,015.27
with EBB Rider..................  $365.13   $1,110.21   $1,875.53   $3,881.01
with ADBR Rider.................  $370.22   $1,125.12   $1,899.73   $3,925.98
with IPP & EBB Rider............  $410.91   $1,244.57   $2,094.21   $4,289.87
with IPP & ADBR Rider...........  $415.99   $1,259.46   $2,118.41   $4,334.85
with EBB & ADBR Rider...........  $400.73   $1,214.81   $2,045.98   $4,200.60
with All Riders.................  $446.51   $1,349.16   $2,264.65   $4,609.46

                                                 EXPENSES IF YOU
                                              ANNUITIZE YOUR POLICY                  EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders..............  $1,063.66   $1,011.45   $1,714.47   $3,578.29   $1,063.66   $1,768.46   $2,301.51   $3,897.39
with IPP Rider..................  $1,106.16   $1,145.92   $1,933.49   $3,988.51   $1,106.16   $1,892.74   $2,507.43   $4,293.53
with EBB Rider..................  $1,091.99   $1,101.24   $1,860.94   $3,853.81   $1,091.99   $1,851.44   $2,439.22   $4,163.46
with ADBR Rider.................  $1,096.71   $1,116.14   $1,885.16   $3,898.93   $1,096.71   $1,865.22   $2,462.00   $4,207.02
with IPP & EBB Rider............  $1,134.49   $1,235.70   $2,079.96   $4,264.04   $1,134.49   $1,975.73   $2,645.14   $4,559.60
with IPP & ADBR Rider...........  $1,139.21   $1,250.61   $2,104.18   $4,309.16   $1,139.21   $1,989.51   $2,667.92   $4,603.17
with EBB & ADBR Rider...........  $1,125.04   $1,205.93   $2,031.65   $4,174.47   $1,125.04   $1,948.21   $2,599.72   $4,473.11
with All Riders.................  $1,167.54   $1,340.40   $2,250.66   $4,584.67   $1,167.54   $2,072.50   $2,805.64   $4,869.22
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders..............  $1,065.56   $1,017.48   $1,724.35   $3,597.04   $1,065.56   $1,774.03   $2,310.81   $3,915.49
with IPP Rider..................  $1,108.05   $1,151.87   $1,943.14   $4,006.36   $1,108.05   $1,898.25   $2,516.51   $4,310.75
with EBB Rider..................  $1,093.89   $1,107.22   $1,870.67   $3,871.95   $1,093.89   $1,856.98   $2,448.37   $4,180.97
with ADBR Rider.................  $1,098.61   $1,122.11   $1,894.87   $3,916.96   $1,098.61   $1,870.74   $2,471.12   $4,224.43
with IPP & EBB Rider............  $1,136.37   $1,241.61   $2,089.46   $4,281.26   $1,136.37   $1,981.19   $2,654.07   $4,576.23
with IPP & ADBR Rider...........  $1,141.09   $1,256.51   $2,113.67   $4,326.27   $1,141.09   $1,994.96   $2,676.83   $4,619.69
with EBB & ADBR Rider...........  $1,126.93   $1,211.85   $2,041.19   $4,191.88   $1,126.93   $1,953.68   $2,608.70   $4,489.92
with All Riders.................  $1,169.42   $1,346.25   $2,260.00   $4,601.21   $1,169.42   $2,077.90   $2,814.42   $4,885.19

                                                EXPENSES IF YOU
                                         DO NOT SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders..............  $331.53   $1,011.45   $1,714.47   $3,578.29
with IPP Rider..................  $377.32   $1,145.92   $1,933.49   $3,988.51
with EBB Rider..................  $362.06   $1,101.24   $1,860.94   $3,853.81
with ADBR Rider.................  $367.15   $1,116.14   $1,885.16   $3,898.93
with IPP & EBB Rider............  $407.85   $1,235.70   $2,079.96   $4,264.04
with IPP & ADBR Rider...........  $412.94   $1,250.61   $2,104.18   $4,309.16
with EBB & ADBR Rider...........  $397.68   $1,205.93   $2,031.65   $4,174.47
with All Riders.................  $443.47   $1,340.40   $2,250.66   $4,584.67
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders..............  $333.58   $1,017.48   $1,724.35   $3,597.04
with IPP Rider..................  $379.36   $1,151.87   $1,943.14   $4,006.36
with EBB Rider..................  $364.10   $1,107.22   $1,870.67   $3,871.95
with ADBR Rider.................  $369.19   $1,122.11   $1,894.87   $3,916.96
with IPP & EBB Rider............  $409.89   $1,241.61   $2,089.46   $4,281.26
with IPP & ADBR Rider...........  $414.97   $1,256.51   $2,113.67   $4,326.27
with EBB & ADBR Rider...........  $399.71   $1,211.85   $2,041.19   $4,191.88
with All Riders.................  $445.50   $1,346.25   $2,260.00   $4,601.21

IV. NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT--FUND INFORMATION

     Add the following to the table showing the FUNDS, INVESTMENT ADVISORS AND ELIGIBLE PORTFOLIOS available under the policies:


-------------------------------------------------------------------------------------------------------------------------
               FUND                         INVESTMENT ADVISOR                         ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Conservative Allocation;
                                    Management LLC                      MainStay VP Moderate Allocation;
                                                                        MainStay VP Moderate Growth Allocation;
                                                                        MainStay VP Growth Allocation

-------------------------------------------------------------------------------------------------------------------------

V. APPENDIX 1--EXAMPLES TABLE

     Add the following example to the table in Appendix 1:


                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders..............  $1,067.46   $1,779.62   $2,320.08   $3,721.68
with IPP Rider..................  $1,109.94   $1,903.76   $2,525.58   $4,125.42
with EBB Rider..................  $1,095.78   $1,862.51   $2,457.52   $3,992.86
with ADBR Rider.................  $1,100.50   $1,876.26   $2,480.24   $4,037.25
with IPP & EBB Rider............  $1,138.26   $1,986.64   $2,663.00   $4,396.59
with IPP & ADBR Rider...........  $1,142.98   $2,000.41   $2,685.74   $4,441.00
with EBB & ADBR Rider...........  $1,128.82   $1,959.15   $2,617.68   $4,308.44
with All Riders.................  $1,171.30   $2,083.29   $2,823.16   $4,712.16
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders..............  $1,066.52   $1,776.83   $2,315.45   $3,712.43
with IPP Rider..................  $1,109.00   $1,901.01   $2,521.05   $4,116.63
with EBB Rider..................  $1,094.84   $1,859.74   $2,452.94   $3,983.91
with ADBR Rider.................  $1,099.56   $1,873.52   $2,475.70   $4,028.37
with IPP & EBB Rider............  $1,137.32   $1,983.92   $2,658.55   $4,388.09
with IPP & ADBR Rider...........  $1,142.04   $1,997.68   $2,681.29   $4,432.56
with EBB & ADBR Rider...........  $1,127.88   $1,956.42   $2,613.20   $4,299.85
with All Riders.................  $1,170.36   $2,080.60   $2,818.79   $4,704.03
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders..............  $1,063.66   $1,768.46   $2,301.51   $3,684.66
with IPP Rider..................  $1,106.16   $1,892.74   $2,507.43   $4,090.18
with EBB Rider..................  $1,091.99   $1,851.44   $2,439.22   $3,957.03
with ADBR Rider.................  $1,096.71   $1,865.22   $2,462.00   $4,001.63
with IPP & EBB Rider............  $1,134.49   $1,975.73   $2,645.14   $4,362.56
with IPP & ADBR Rider...........  $1,139.21   $1,989.51   $2,667.92   $4,407.16
with EBB & ADBR Rider...........  $1,125.04   $1,948.21   $2,599.72   $4,274.01
with All Riders.................  $1,167.54   $2,072.50   $2,805.64   $4,679.52
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders..............  $1,065.56   $1,774.03   $2,310.81   $3,703.19
with IPP Rider..................  $1,108.05   $1,898.25   $2,516.51   $4,107.82
with EBB Rider..................  $1,093.89   $1,856.98   $2,448.37   $3,974.96
with ADBR Rider.................  $1,098.61   $1,870.74   $2,471.12   $4,019.45
with IPP & EBB Rider............  $1,136.37   $1,981.19   $2,654.07   $4,379.58
with IPP & ADBR Rider...........  $1,141.09   $1,994.96   $2,676.83   $4,424.08
with EBB & ADBR Rider...........  $1,126.93   $1,953.68   $2,608.70   $4,291.23
with All Riders.................  $1,169.42   $2,077.90   $2,814.42   $4,695.87

--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                               51 Madison Avenue
                            New York, New York 10010

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $7,139,819       $4,718,308       $4,517,393
                                                                ----------       ----------       ----------
      Total net assets......................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
    Variable accumulation
      unit value............................................    $    10.53       $    11.49       $     1.01
                                                                ==========       ==========       ==========
Identified Cost of Investment...............................    $7,307,910       $4,486,734       $4,517,436
                                                                ==========       ==========       ==========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $8,088,922      $14,415,022       $6,537,539
                                                                ----------      -----------       ----------
      Total net assets......................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
    Variable accumulation
      unit value............................................    $    13.26      $     12.21       $    12.61
                                                                ==========      ===========       ==========
Identified Cost of Investment...............................    $7,367,717      $13,516,607       $5,927,728
                                                                ==========      ===========       ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    ------------------------------------------------------------------------------------------------------------------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ----------      ----------      ----------      -----------     ----------      ----------      ----------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $    12.34      $    11.50      $    10.39      $     12.08     $    13.33      $    13.06      $    13.92
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,202,959      $7,807,899      $4,321,937      $21,494,488     $5,756,455      $4,421,562      $7,353,153
     ==========      ==========      ==========      ===========     ==========      ==========      ==========

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    --------------------------------------------------------------------------------------------------------------------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ----------      ----------      ----------      ----------      ----------      ----------        ----------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $    11.32      $    12.57      $    12.06      $    11.87      $    10.25      $    11.44        $    12.95
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,397,865      $5,225,314      $1,790,156      $2,357,289      $1,868,153      $2,429,844        $3,087,853
     ==========      ==========      ==========      ==========      ==========      ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                   COLONIAL
                                                                                   SMALL CAP         DREYFUS IP
                                                                 CALVERT          VALUE FUND         TECHNOLOGY
                                                                  SOCIAL       VARIABLE SERIES--      GROWTH--
                                                                 BALANCED           CLASS B        SERVICE SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $941,461          $207,211          $3,289,474
                                                                 --------          --------          ----------
      Total net assets......................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
    Variable accumulation
      unit value............................................     $  11.19          $  10.27          $    11.21
                                                                 ========          ========          ==========
Identified Cost of Investment...............................     $904,517          $207,077          $3,167,480
                                                                 ========          ========          ==========

                                                                                                  NEUBERGER
                                                                                                    BERMAN
                                                                  MFS(R)           MFS(R)            AMT
                                                                 RESEARCH        UTILITIES         MID-CAP
                                                                 SERIES--         SERIES--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS       CLASS S
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $632,302        $2,137,585        $518,755
                                                                 --------        ----------        --------
      Total net assets......................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
    Variable accumulation
      unit value............................................     $  12.27        $    13.14        $  11.84
                                                                 ========        ==========        ========
Identified Cost of Investment...............................     $571,647        $1,949,697        $475,051
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                         FIDELITY(R)                                          JANUS ASPEN
      FIDELITY(R)            VIP            FIDELITY(R)      JANUS ASPEN         SERIES           MFS(R)
          VIP              EQUITY--             VIP             SERIES         WORLDWIDE        INVESTORS
    CONTRAFUND(R)--        INCOME--          MID CAP--        BALANCED--        GROWTH--      TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ----------         ----------        ----------        ----------       ----------        --------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $    12.76         $    12.09        $    14.45        $    11.52       $    11.20        $  11.79
       ==========         ==========        ==========        ==========       ==========        ========
       $9,052,115         $6,076,653        $5,574,340        $4,621,882       $1,986,167        $528,799
       ==========         ==========        ==========        ==========       ==========        ========

                                             VAN KAMPEN
       T. ROWE                                  UIF              VICTORY
        PRICE             VAN ECK             EMERGING             VIF
        EQUITY           WORLDWIDE            MARKETS          DIVERSIFIED
        INCOME              HARD              EQUITY--           STOCK--
    PORTFOLIO--II          ASSETS             CLASS II        CLASS A SHARES
    ------------------------------------------------------------------------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     -----------         ----------          ----------          --------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $     12.88         $    14.11          $    14.48          $  11.17
     ===========         ==========          ==========          ========
     $ 9,734,777         $2,039,981          $2,103,532          $767,664
     ===========         ==========          ==========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $ 242,466         $  3,421       $    26,308
                                                                ---------         --------       -----------
      Net investment income (loss)..........................      242,466            3,421            26,308
                                                                ---------         --------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      200,222          157,497         6,168,671
  Cost of investments sold..................................     (208,876)        (151,723)       (6,168,731)
                                                                ---------         --------       -----------
      Net realized gain (loss) on investments...............       (8,654)           5,774               (60)
  Realized gain distribution received.......................       76,632               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     (132,894)         210,540               (42)
                                                                ---------         --------       -----------
      Net gain (loss) on investments........................      (64,916)         216,314              (102)
                                                                ---------         --------       -----------
        Net increase (decrease) in net assets resulting
          from operations...................................    $ 177,550         $219,735       $    26,206
                                                                =========         ========       ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 51,002        $  191,592        $     --
                                                                 --------        ----------        --------
      Net investment income (loss)..........................       51,002           191,592              --
                                                                 --------        ----------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       39,210            15,460         103,564
  Cost of investments sold..................................      (32,398)          (14,127)        (92,469)
                                                                 --------        ----------        --------
      Net realized gain (loss) on investments...............        6,812             1,333          11,095
  Realized gain distribution received.......................       69,353                --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      686,056           865,218         582,688
                                                                 --------        ----------        --------
      Net gain (loss) on investments........................      762,221           866,551         593,783
                                                                 --------        ----------        --------
        Net increase (decrease) in net assets resulting
          from operations...................................     $813,223        $1,058,143        $593,783
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     MAINSTAY VP                                         MAINSTAY VP       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP        HIGH YIELD      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--    CORPORATE BOND--      EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------
       $ 27,597        $ 138,461        $ 167,819         $1,388,860         $ 47,447         $ 14,965        $       --
       --------        ---------        ---------         ----------         --------         --------        ----------
         27,597          138,461          167,819          1,388,860           47,447           14,965                --
       --------        ---------        ---------         ----------         --------         --------        ----------
         53,856          158,823          178,485            480,249           32,128           39,019            90,549
        (50,328)        (151,509)        (182,479)          (464,411)         (26,613)         (32,969)          (80,685)
       --------        ---------        ---------         ----------         --------         --------        ----------
          3,528            7,314           (3,994)            15,838            5,515            6,050             9,864
             --               --               --                 --               --          101,812                --
        161,554          274,186          (73,241)           156,499          704,494          529,204         1,264,612
       --------        ---------        ---------         ----------         --------         --------        ----------
        165,082          281,500          (77,235)           172,337          710,009          637,066         1,274,476
       --------        ---------        ---------         ----------         --------         --------        ----------
       $192,679        $ 419,961        $  90,584         $1,561,197         $757,456         $652,031        $1,274,476
       ========        =========        =========         ==========         ========         ========        ==========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $ 52,615         $ 51,824         $ 28,667        $  19,210        $     733         $     --          $     --
       --------         --------         --------        ---------        ---------         --------          --------
         52,615           51,824           28,667           19,210              733               --                --
       --------         --------         --------        ---------        ---------         --------          --------
         84,392           63,403           76,001          147,447          154,369           46,522            72,200
        (80,275)         (55,932)         (69,994)        (135,561)        (163,279)         (46,483)          (65,202)
       --------         --------         --------        ---------        ---------         --------          --------
          4,117            7,471            6,007           11,886           (8,910)              39             6,998
             --               --               --               --               --               --                --
        118,801          357,158          107,559          180,674           49,429          188,086           343,615
       --------         --------         --------        ---------        ---------         --------          --------
        122,918          364,629          113,566          192,560           40,519          188,125           350,613
       --------         --------         --------        ---------        ---------         --------          --------
       $175,533         $416,453         $142,233        $ 211,770        $  41,252         $188,125          $350,613
       ========         ========         ========        =========        =========         ========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                  COLONIAL
                                                                                 SMALL CAP
                                                                                 VALUE FUND       DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED        CLASS B(A)     SERVICE SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 15,372          $  576         $      --
                                                                 --------          ------         ---------
      Net investment income (loss)..........................       15,372             576                --
                                                                 --------          ------         ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       18,272              --           256,108
  Cost of investments sold..................................      (17,859)             --          (280,074)
                                                                 --------          ------         ---------
      Net realized gain (loss) on investments...............          413              --           (23,966)
  Realized gain distribution received.......................           --           3,762                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       36,818             134           117,087
                                                                 --------          ------         ---------
      Net gain (loss) on investments........................       37,231           3,896            93,121
                                                                 --------          ------         ---------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 52,603          $4,472         $  93,121
                                                                 ========          ======         =========

                                                                                                    NEUBERGER
                                                                                                      BERMAN
                                                                  MFS(R)            MFS(R)             AMT
                                                                 RESEARCH         UTILITIES          MID-CAP
                                                                 SERIES--          SERIES--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS(B)     CLASS S(B)
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  1,6$62......         $     --          $    --
                                                                 --------          --------          -------
      Net investment income (loss)..........................        1,662                --               --
                                                                 --------          --------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       42,726            17,985            9,179
  Cost of investments sold..................................      (39,749)          (17,362)          (8,368)
                                                                 --------          --------          -------
      Net realized gain (loss) on investments...............        2,977               623              811
  Realized gain distribution received.......................           --                --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       59,068           187,888           43,704
                                                                 --------          --------          -------
      Net gain (loss) on investments........................       62,045           188,511           44,515
                                                                 --------          --------          -------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 63,707          $188,511          $44,515
                                                                 ========          ========          =======

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                  JANUS ASPEN
      FIDELITY(R)          FIDELITY(R)        FIDELITY(R)       JANUS ASPEN          SERIES           MFS(R)
          VIP                  VIP                VIP              SERIES          WORLDWIDE        INVESTORS
    CONTRAFUND(R)--      EQUITY--INCOME--      MID CAP--         BALANCED--         GROWTH--      TRUST SERIES--
    SERVICE CLASS 2      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES   SERVICE CLASS
  --------------------------------------------------------------------------------------------------------------
<S
        $  2,418             $ 13,411          $     --           $ 90,124          $ 14,452         $   495
        --------             --------          --------           --------          --------         -------
           2,418               13,411                --             90,124            14,452             495
        --------             --------          --------           --------          --------         -------
          36,136               13,428            32,508            162,033            71,222          10,753
         (29,685)             (12,426)          (28,487)          (155,221)          (70,677)         (9,981)
        --------             --------          --------           --------          --------         -------
           6,451                1,002             4,021              6,812               545             772
              --                3,495                --                 --                --              --
         902,770              501,120           919,761            214,370            99,259          48,946
        --------             --------          --------           --------          --------         -------
         909,221              505,617           923,782            221,182            99,804          49,718
        --------             --------          --------           --------          --------         -------
        $911,639             $519,028          $923,782           $311,306          $114,256         $50,213
        ========             ========          ========           ========          ========         =======


                                                       VAN KAMPEN
                                                          UIF                  VICTORY
       T. ROWE PRICE             VAN ECK                EMERGING                 VIF
           EQUITY               WORLDWIDE               MARKETS              DIVERSIFIED
           INCOME                  HARD                 EQUITY--               STOCK--
       PORTFOLIO--II              ASSETS                CLASS II          CLASS A SHARES(B)
    -----------------------------------------------------------------------------------------
         $  86,032               $    501               $  6,935               $  4,280
         ---------               --------               --------               --------
            86,032                    501                  6,935                  4,280
         ---------               --------               --------               --------
           283,316                 73,444                 22,118                 91,667
          (271,501)               (63,325)               (19,439)               (86,091)
         ---------               --------               --------               --------
            11,815                 10,119                  2,679                  5,576
           180,673                     --                     --                     --
           698,849                239,556                397,784                 41,084
         ---------               --------               --------               --------
           891,337                249,675                400,463                 46,660
         ---------               --------               --------               --------
         $ 977,369               $250,176               $407,398               $ 50,940
         =========               ========               ========               ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003


                                                            MAINSTAY VP              MAINSTAY VP
                                                              BOND--           CAPITAL APPRECIATION--
                                                           SERVICE CLASS            SERVICE CLASS
                                                       ---------------------   -----------------------
                                                          2004        2003        2004         2003
                                                       -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  242,466   $ 24,757   $    3,421    $    759
    Net realized gain (loss) on investments..........      (8,654)      (178)       5,774          --
    Realized gain distribution received..............      76,632     15,028           --          --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (132,894)   (35,197)     210,540      21,034
                                                       ----------   --------   ----------    --------
      Net increase (decrease) in net assets
        resulting from operations....................     177,550      4,410      219,735      21,793
                                                       ----------   --------   ----------    --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,479,913    557,348    3,126,108     573,694
    Policyowners' surrenders.........................     (62,943)      (399)     (76,655)         --
    Policyowners' annuity and death benefits.........     (46,378)        --           --          --
    Net transfers from (to) Fixed Account............   1,747,743     65,224      897,251      27,281
    Transfers between Investment Divisions...........     183,169     34,182     (100,979)     30,080
                                                       ----------   --------   ----------    --------
      Net contributions and (withdrawals)............   6,301,504    656,355    3,845,725     631,055
                                                       ----------   --------   ----------    --------
        Increase (decrease) in net assets............   6,479,054    660,765    4,065,460     652,848
NET ASSETS:
    Beginning of year................................     660,765         --      652,848          --
                                                       ----------   --------   ----------    --------
    End of year......................................  $7,139,819   $660,765   $4,718,308    $652,848
                                                       ==========   ========   ==========    ========

                                                             MAINSTAY VP               MAINSTAY VP
                                                              HIGH YIELD              INTERNATIONAL
                                                           CORPORATE BOND--             EQUITY--
                                                            SERVICE CLASS             SERVICE CLASS
                                                       ------------------------   ---------------------
                                                          2004          2003         2004        2003
                                                       ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,388,860   $  188,531   $   47,447   $  7,878
    Net realized gain (loss) on investments..........       15,838        2,400        5,515      1,066
    Realized gain distribution received..............           --           --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................      156,499     (109,434)     704,494     20,610
                                                       -----------   ----------   ----------   --------
      Net increase (decrease) in net assets
        resulting from operations....................    1,561,197       81,497      757,456     29,554
                                                       -----------   ----------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   13,017,058    2,702,631    3,633,324    446,156
    Policyowners' surrenders.........................     (323,517)      (1,586)     (51,147)        --
    Policyowners' annuity and death benefits.........      (83,253)          --           --         --
    Net transfers from (to) Fixed Account............    5,056,549      173,918    1,246,083     27,967
    Transfers between Investment Divisions...........     (656,329)      13,388      353,810     38,356
                                                       -----------   ----------   ----------   --------
      Net contributions and (withdrawals)............   17,010,508    2,888,351    5,182,070    512,479
                                                       -----------   ----------   ----------   --------
        Increase (decrease) in net assets............   18,571,705    2,969,848    5,939,526    542,033
NET ASSETS:
    Beginning of year................................    2,969,848           --      542,033         --
                                                       -----------   ----------   ----------   --------
    End of year......................................  $21,541,553   $2,969,848   $6,481,559   $542,033
                                                       ===========   ==========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


          MAINSTAY VP               MAINSTAY VP             MAINSTAY VP             MAINSTAY VP
              CASH                COMMON STOCK--           CONVERTIBLE--           GOVERNMENT--
           MANAGEMENT              SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ------------------------   ---------------------   ---------------------   ---------------------
       2004          2003         2004        2003        2004        2003        2004        2003
    ------------------------------------------------------------------------------------------------
    $    26,308   $      507   $   27,597   $  2,695   $  138,461   $ 18,737   $  167,819   $ 15,800
            (60)          --        3,528         --        7,314        283       (3,994)        --
             --           --           --         --           --         --           --         --
            (42)          (2)     161,554     10,663      274,186     13,142      (73,241)   (13,109)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
         26,206          505      192,679     13,358      419,961     32,162       90,584      2,691
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      7,375,797    1,322,152    1,407,340    254,397    3,860,620    797,432    2,706,021    319,316
       (134,546)      (4,632)     (39,038)       (80)    (118,998)      (404)     (54,241)      (546)
        (45,782)          --           --         --      (50,688)        --           --         --
        626,753       35,818      450,129     15,789    2,943,093    137,212    1,056,903     57,113
     (4,379,509)    (305,369)      43,271     37,331       48,647     26,190       57,852       (106)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,442,713    1,047,969    1,861,702    307,437    6,682,674    960,430    3,766,535    375,777
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,468,919    1,048,474    2,054,381    320,795    7,102,635    992,592    3,857,119    378,468
      1,048,474           --      320,795         --      992,592         --      378,468         --
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
    $ 4,517,393   $1,048,474   $2,375,176   $320,795   $8,095,227   $992,592   $4,235,587   $378,468
    ===========   ==========   ==========   ========   ==========   ========   ==========   ========

         MAINSTAY VP              MAINSTAY VP              MAINSTAY VP              MAINSTAY VP
       MID CAP CORE--          MID CAP GROWTH--          MID CAP VALUE--          S&P 500 INDEX--
        SERVICE CLASS            SERVICE CLASS            SERVICE CLASS            SERVICE CLASS
    ---------------------   -----------------------   ---------------------   ------------------------
       2004        2003        2004         2003         2004        2003        2004          2003
    --------------------------------------------------------------------------------------------------
    $   14,965   $  1,400   $       --   $       --   $   51,002   $  5,713   $   191,592   $   13,067
         6,050         (1)       9,864           88        6,812      1,490         1,333           72
       101,812         --           --           --       69,353         --            --           --
       529,204     14,928    1,264,612       28,559      686,056     35,150       865,218       33,196
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
       652,031     16,327    1,274,476       28,647      813,223     42,353     1,058,143       46,335
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     2,569,387    427,623    4,744,990      913,352    4,191,052    613,298     8,922,061    1,097,603
       (40,870)    (1,228)    (102,904)        (103)    (121,928)    (1,067)     (163,770)      (1,431)
        (6,346)        --       (6,133)          --      (26,288)        --            --           --
     1,052,550     34,986    1,323,155       54,613    2,061,332     75,685     2,770,432       47,779
       257,002      4,231      411,276        4,955      440,137      1,125       604,609       33,261
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     3,831,723    465,612    6,370,384      972,817    6,544,305    689,041    12,133,332    1,177,212
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     4,483,754    481,939    7,644,860    1,001,464    7,357,528    731,394    13,191,475    1,223,547
       481,939         --    1,001,464           --      731,394         --     1,223,547           --
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
    $4,965,693   $481,939   $8,646,324   $1,001,464   $8,088,922   $731,394   $14,415,022   $1,223,547
    ==========   ========   ==========   ==========   ==========   ========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            MAINSTAY VP
                                                             SMALL CAP              MAINSTAY VP
                                                             GROWTH--             TOTAL RETURN--
                                                           SERVICE CLASS           SERVICE CLASS
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $   52,615   $  5,981
    Net realized gain (loss) on investments..........      11,095      1,959        4,117         17
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     582,688     27,123      118,801        535
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     593,783     29,082      175,533      6,533
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   3,719,091    669,182    1,947,912    360,292
    Policyowners' surrenders.........................     (63,776)       (79)     (69,261)        --
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............   1,322,835     45,473    1,057,762     30,924
    Transfers between Investment Divisions...........     220,888      1,060        7,506         --
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,199,038    715,636    2,943,919    391,216
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   5,792,821    744,718    3,119,452    397,749
NET ASSETS:
    Beginning of year................................     744,718         --      397,749         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,537,539   $744,718   $3,517,201   $397,749
                                                       ==========   ========   ==========   ========


                                                            MAINSTAY VP           ALGER AMERICAN
                                                            LORD ABBETT                SMALL
                                                        DEVELOPING GROWTH--      CAPITALIZATION--
                                                           SERVICE CLASS          CLASS S SHARES
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $       --   $     --
    Net realized gain (loss) on investments..........          39        142        6,998         91
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     188,086        137      343,615      4,568
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     188,125        279      350,613      4,659
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   1,724,862    182,471    2,191,611    154,706
    Policyowners' surrenders.........................      (9,265)       (67)     (44,012)    (1,242)
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............     434,706      8,189      589,643     17,765
    Transfers between Investment Divisions...........      87,562      1,205      172,296         (3)
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   2,237,865    191,798    2,909,538    171,226
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   2,425,990    192,077    3,260,151    175,885
NET ASSETS:
    Beginning of year................................     192,077         --      175,885         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $2,618,067   $192,077   $3,436,036   $175,885
                                                       ==========   ========   ==========   ========

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                         MAINSTAY VP             MAINSTAY VP
                                 MAINSTAY VP            DREYFUS LARGE            EAGLE ASSET
         MAINSTAY VP          AMERICAN CENTURY             COMPANY               MANAGEMENT
           VALUE--            INCOME & GROWTH--            VALUE--             GROWTH EQUITY--
        SERVICE CLASS           SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ---------------------   ---------------------   ---------------------   ---------------------
       2004        2003        2004        2003        2004        2003        2004        2003
    ---------------------------------------------------------------------------------------------
    $   51,824   $  5,932   $   28,667   $  1,603   $   19,210   $  1,787   $      733   $    256
         7,471         12        6,007         --       11,886          2       (8,910)       205
            --         --           --         --           --         --           --         --
       357,158     16,056      107,559      5,925      180,674     11,465       49,429      9,698
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
       416,453     22,000      142,233      7,528      211,770     13,254       41,252     10,159
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     3,145,810    392,656    1,013,598    121,506    1,386,385    256,638    1,222,151    285,719
       (90,037)      (222)     (29,218)       (10)     (45,127)      (106)     (24,967)        --
       (11,991)        --           --         --           --         --           --         --
     1,568,172     54,613      618,249      5,278      664,960     40,005      398,470     19,204
       101,435       (360)      24,476         --       21,679        (30)     (29,700)     4,992
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     4,713,389    446,687    1,627,105    126,774    2,027,897    296,507    1,565,954    309,915
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     5,129,842    468,687    1,769,338    134,302    2,239,667    309,761    1,607,206    320,074
       468,687         --      134,302         --      309,761         --      320,074         --
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
    $5,598,529   $468,687   $1,903,640   $134,302   $2,549,428   $309,761   $1,927,280   $320,074
    ==========   ========   ==========   ========   ==========   ========   ==========   ========

                           COLONIAL
                          SMALL CAP
                          VALUE FUND        DREYFUS IP              FIDELITY(R)
          CALVERT          VARIABLE         TECHNOLOGY                  VIP
          SOCIAL           SERIES--          GROWTH--             CONTRAFUND(R)--
         BALANCED          CLASS B        SERVICE SHARES          SERVICE CLASS 2
    -------------------   ----------   ---------------------   ---------------------
      2004       2003      2004 (A)       2004        2003        2004        2003
    --------------------------------------------------------------------------------
    $ 15,372   $   496     $    576    $       --   $     --   $    2,418   $     --
         413        --           --       (23,966)        16        6,451        685
          --        --        3,762            --         --           --         --
      36,818       126          134       117,087      4,907      902,770     23,213
    --------   -------     --------    ----------   --------   ----------   --------
      52,603       622        4,472        93,121      4,923      911,639     23,898
    --------   -------     --------    ----------   --------   ----------   --------
     504,387    27,421      139,673     2,067,004    489,402    5,339,667    545,545
      (7,002)      (26)          --       (89,191)        --      (82,656)    (1,127)
          --        --           --            --         --       (6,383)        --
     339,307       637        1,004       686,387     31,690    2,546,661     90,162
      23,512        --       62,062       (43,239)    49,377      601,967      8,725
    --------   -------     --------    ----------   --------   ----------   --------
     860,204    28,032      202,739     2,620,961    570,469    8,399,256    643,305
    --------   -------     --------    ----------   --------   ----------   --------
     912,807    28,654      207,211     2,714,082    575,392    9,310,895    667,203
      28,654        --           --       575,392         --      667,203         --
    --------   -------     --------    ----------   --------   ----------   --------
    $941,461   $28,654     $207,211    $3,289,474   $575,392   $9,978,098   $667,203
    ========   =======     ========    ==========   ========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            FIDELITY(R)             FIDELITY(R)
                                                                VIP                     VIP
                                                          EQUITY-INCOME--            MID CAP--
                                                          SERVICE CLASS 2         SERVICE CLASS 2
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   13,411   $     --   $       --   $     --
    Net realized gain (loss) on investments..........       1,002        (50)       4,021      1,611
    Realized gain distribution received..............       3,495         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     501,120     30,311      919,761      7,699
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     519,028     30,261      923,782      9,310
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,095,100    446,750    4,005,735    169,218
    Policyowners' surrenders.........................     (69,458)       (10)     (77,160)        --
    Policyowners' annuity and death benefits.........      (8,999)        --      (20,471)        --
    Net transfers from (to) Fixed Account............   1,405,682     50,148    1,310,566     38,197
    Transfers between Investment Divisions...........     131,907      7,675      140,570      2,054
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,554,232    504,563    5,359,240    209,469
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   6,073,260    534,824    6,283,022    218,779
NET ASSETS:
    Beginning of year................................     534,824         --      218,779         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,608,084   $534,824   $6,501,801   $218,779
                                                       ==========   ========   ==========   ========

                                                          MFS(R)          NEUBERGER
                                                         UTILITIES         BERMAN
                                                         SERIES--        AMT MID-CAP
                                                       SERVICE CLASS   GROWTH--CLASS S
                                                       -------------   ---------------
                                                          2004(B)          2004(B)
                                                       -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $       --        $     --
    Net realized gain (loss) on investments..........          623             811
    Realized gain distribution received..............           --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      187,888          43,704
                                                        ----------        --------
      Net increase (decrease) in net assets resulting
        from operations..............................      188,511          44,515
                                                        ----------        --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,172,557         365,029
    Policyowners' surrenders.........................      (11,610)         (8,404)
    Policyowners' annuity and death benefits.........           --              --
    Net transfers from (to) Fixed Account............      537,719          58,898
    Transfers between Investment Divisions...........      250,408          58,717
                                                        ----------        --------
      Net contributions and (withdrawals)............    1,949,074         474,240
                                                        ----------        --------
        Increase (decrease) in net assets............    2,137,585         518,755
NET ASSETS:
    Beginning of year................................           --              --
                                                        ----------        --------
    End of year......................................   $2,137,585        $518,755
                                                        ==========        ========

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                 JANUS ASPEN
         JANUS ASPEN               SERIES
           SERIES                 WORLDWIDE          MFS(R) INVESTORS           MFS(R)
         BALANCED--               GROWTH--            TRUST SERIES--       RESEARCH SERIES--
       SERVICE SHARES          SERVICE SHARES          SERVICE CLASS         SERVICE CLASS
    ---------------------   ---------------------   -------------------   -------------------
       2004        2003        2004        2003       2004       2003       2004       2003
    -----------------------------------------------------------------------------------------
    $   90,124   $  3,917   $   14,452   $    220   $    495   $     --   $  1,662   $    --
         6,812         17          545          1        772         (1)     2,977        --
            --         --           --         --         --         --         --        --
       214,370      4,343       99,259      4,997     48,946        898     59,068     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
       311,306      8,277      114,256      5,218     50,213        897     63,707     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
     2,908,693    374,031    1,371,803    101,928    439,210     13,515    467,710    28,904
       (63,159)        --      (21,480)    (1,121)    (8,254)    (1,041)    (5,927)       --
       (63,311)        --           --         --         --         --         --        --
     1,207,782     72,149      457,951     17,974     59,038      5,446     73,671     5,353
        79,513      5,314       42,434      1,459     19,358        261     (2,704)       --
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,069,518    451,494    1,850,708    120,240    509,352     18,181    532,750    34,257
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,380,824    459,771    1,964,964    125,458    559,565     19,078    596,457    35,845
       459,771         --      125,458         --     19,078         --     35,845        --
    ----------   --------   ----------   --------   --------   --------   --------   -------
    $4,840,595   $459,771   $2,090,422   $125,458   $578,643   $ 19,078   $632,302   $35,845
    ==========   ========   ==========   ========   ========   ========   ========   =======

                                    VAN ECK               VAN KAMPEN               VICTORY
        T. ROWE PRICE              WORLDWIDE                  UIF                    VIF
        EQUITY INCOME                HARD              EMERGING MARKETS      DIVERSIFIED STOCK--
        PORTFOLIO--II               ASSETS             EQUITY--CLASS II        CLASS A SHARES
    ----------------------   ---------------------   ---------------------   -------------------
       2004         2003        2004        2003        2004        2003           2004(B)
    --------------------------------------------------------------------------------------------
    $    86,032   $  2,101   $      501   $    --    $    6,935   $     --        $  4,280
         11,815     (9,025)      10,119         2         2,679          4           5,576
        180,673         --           --        --            --         --              --
        698,849     43,418      239,556     5,114       397,784      6,945          41,084
    -----------   --------   ----------   -------    ----------   --------        --------
        977,369     36,494      250,176     5,116       407,398      6,949          50,940
    -----------   --------   ----------   -------    ----------   --------        --------
      5,595,229    567,908    1,434,839    84,229     1,615,278    114,445         410,734
        (86,133)      (226)     (29,942)      (99)      (25,530)        --          (8,253)
        (32,154)        --           --        --            --         --              --
      2,665,673     80,838      404,470     8,936       378,656      4,817         393,464
        672,588       (577)     126,926        --         5,022      1,227         (38,137)
    -----------   --------   ----------   -------    ----------   --------        --------
      8,815,203    647,943    1,936,293    93,066     1,973,426    120,489         757,808
    -----------   --------   ----------   -------    ----------   --------        --------
      9,792,572    684,437    2,186,469    98,182     2,380,824    127,438         808,748
        684,437         --       98,182        --       127,438         --              --
    -----------   --------   ----------   -------    ----------   --------        --------
    $10,477,009   $684,437   $2,284,651   $98,182    $2,508,262   $127,438        $808,748
    ===========   ========   ==========   =======    ==========   ========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Elite Variable Annuity, MainStay Elite Variable Annuity and LifeStages(R) Premium Plus Elite Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Liberty Variable Investment Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class(1)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--
  Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(2)
MainStay VP S&P 500 Index--Service Class(3)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income &
  Growth--Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Growth Equity--Service Class
(2) Formerly known as MainStay VP Equity Income--Service Class
(3) Formerly known as MainStay VP Indexed Equity--Service Class

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of Separate Account-IV are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Number of shares............................................         537              220            4,517
Identified cost.............................................      $7,308           $4,487           $4,517


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Number of shares............................................         658              592              603
Identified cost.............................................      $7,368          $13,517           $5,928

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Purchases...................................................      $6,821           $4,007           $9,638
Proceeds from sales.........................................         200              157            6,169


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Purchases...................................................      $6,704          $12,340           $5,303
Proceeds from sales.........................................          39               15              104

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
           116              720              399            2,180              460              379              748
        $2,203           $7,808           $4,322          $21,494           $5,756           $4,422           $7,353

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
           211              341              166              227              174              290               171
        $3,398           $5,225           $1,790           $2,357           $1,868           $2,430            $3,088

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
        $1,943           $6,980           $4,113          $18,880           $5,262           $3,988           $6,461
            54              159              178              480               32               39               91

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
        $3,081           $4,829           $1,732           $2,195           $1,721           $2,284            $2,982
            84               63               76              147              154               47                72

--------------------------------------------------------------------------------

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Number of shares.........................................          503                   12                   382
Identified cost..........................................         $905                 $207                $3,167

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Number of shares.........................................           42                   105                  29
Identified cost..........................................         $572                $1,950                $475

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Purchases................................................         $894                 $207                $2,877
Proceeds from sales......................................           18                   --                   256

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Purchases................................................         $577                $1,967                $483
Proceeds from sales......................................           43                    18                   9

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
            379                263                218                192                 79                32
         $9,052             $6,077             $5,574             $4,622             $1,986              $529

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
            470                124                227                74
         $9,735             $2,040             $2,104              $768

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
         $8,438             $5,585             $5,392             $4,322             $1,936              $521
             36                 13                 33                162                 71                11

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
         $9,365             $2,010             $2,002              $854
            283                 73                 22                92

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, there is a lower surrender charge. For LifeStages(R) Premium Plus Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies and 1.90% for LifeStages(R) Premium Plus Elite Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded with policyholders' surrenders in the accompanying statement of changes in net assets.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2004 and the period June 10, 2003 to December 31, 2003 were as follows:

                                                         MAINSTAY VP                       MAINSTAY VP
                                        MAINSTAY VP        CAPITAL        MAINSTAY VP        COMMON
                                          BOND--       APPRECIATION--         CASH           STOCK--
                                       SERVICE CLASS    SERVICE CLASS      MANAGEMENT     SERVICE CLASS
                                       -------------   ---------------   --------------   -------------
                                       2004    2003     2004     2003     2004    2003    2004    2003
                                       ----------------------------------------------------------------
Units issued.........................   624     65      368       59      7,966   1,357    166     29
Units redeemed.......................   (11)    --      (16)      --     (4,539)  (310)     (3)    --
                                        ---     --      ---       --     ------   -----    ---     --
  Net increase (decrease)............   613     65      352       59      3,427   1,047    163     29
                                        ===     ==      ===       ==     ======   =====    ===     ==


                                        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                          MID CAP         MID CAP         S&P 500         SMALL CAP
                                         GROWTH--         VALUE--         INDEX--         GROWTH--
                                       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                                       -------------   -------------   --------------   -------------
                                       2004    2003    2004    2003     2004    2003    2004    2003
                                       ----------------------------------------------
Units issued.........................   542     88      557     65     1,084     110     461     64
Units redeemed.......................    (9)    --      (12)    --       (14)     --      (6)    --
                                        ---     --      ---     --     -----     ---     ---     --
  Net increase (decrease)............   533     88      545     65     1,070     110     455     64
                                        ===     ==      ===     ==     =====     ===     ===     ==

                                        MAINSTAY VP         ALGER                           COLONIAL
                                        LORD ABBETT        AMERICAN                         SMALL CAP
                                        DEVELOPING          SMALL           CALVERT        VALUE FUND
                                         GROWTH--      CAPITALIZATION--     SOCIAL          VARIABLE
                                       SERVICE CLASS    CLASS S SHARES     BALANCED      SERIES--CLASS B
                                       -------------   ----------------   -----------   -----------------
                                       2004    2003     2004     2003     2004   2003        2004(A)
                                       ------------------------------------------------------------------
Units issued.........................   212     18      253       16       82      3           20
Units redeemed.......................    (1)    --       (4)      --       (1)    --           --
                                        ---     --      ---       --       --     --           --
  Net increase (decrease)............   211     18      249       16       81      3           20
                                        ===     ==      ===       ==       ==     ==           ==

                                        Janus Aspen
                                           Series           MFS(R)           MFS(R)            MFS(R)
                                         WORLDWIDE        INVESTORS         RESEARCH         UTILITIES
                                          GROWTH--      TRUST SERIES--      SERIES--          SERIES--
                                       SERVICE SHARES   SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
                                       --------------   --------------   --------------   ----------------
                                       2004     2003    2004     2003    2004     2003        2004(b)
                                       -------------------------------------------------------------------
Units issued.........................   177      12       48       2       50       3           164
Units redeemed.......................    (2)     --       (1)     --       (1)     --            (1)
                                        ---      --       --      --       --      --           ---
  Net increase (decrease)............   175      12       47       2       49       3           163
                                        ===      ==       ==      ==       ==      ==           ===

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                       MainStay VP       MainStay VP
     MainStay VP     MainStay VP       High Yield       International     MainStay VP
    Convertible--   Government--    Corporate Bond--      Equity--      Mid Cap Core--
    Service Class   Service Class     Service Class     Service Class    Service Class
    -------------   -------------   -----------------   -------------   ---------------
    2004    2003    2004    2003     2004      2003     2004    2003     2004     2003
    -----------------------------------------------------------------------------------
     628     91      375     38      1,601      276      442     48      339       45
     (15)    --       (5)    --        (94)      --       (4)    --       (4)      --
     ---     --      ---     --      -----      ---      ---     --      ---       --
     613     91      370     38      1,507      276      438     48      335       45
     ===     ==      ===     ==      =====      ===      ===     ==      ===       ==

                                       MAINSTAY VP
                                        AMERICAN       MAINSTAY VP      MAINSTAY VP
                                         CENTURY      DREYFUS LARGE     EAGLE ASSET
      MAINSTAY VP      MAINSTAY VP      INCOME &         COMPANY        MANAGEMENT
    TOTAL RETURN--       VALUE--        GROWTH--         VALUE--      GROWTH EQUITY--
     SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
    ---------------   -------------   -------------   -------------   ---------------
     2004     2003    2004    2003    2004    2003    2004    2003     2004     2003
    ---------------------------------------------------------------------------------
     280       37      413     41      148     13      190     29       164      30
      (6)      --       (9)    --       (3)    --       (4)    --        (6)     --
     ---       --      ---     --      ---     --      ---     --       ---      --
     274       37      404     41      145     13      186     29       158      30
     ===       ==      ===     ==      ===     ==      ===     ==       ===      ==

      DREYFUS IP                                                              JANUS ASPEN
      TECHNOLOGY      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP       SERIES
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------------------------
      255      51       729      60       505      49       438      19       388      43
      (13)     --        (7)     --        (7)     --        (7)     --       (11)     --
      ---      --       ---      --       ---      --       ---      --       ---      --
      242      51       722      60       498      49       431      19       377      43
      ===      ==       ===      ==       ===      ==       ===      ==       ===      ==

    NEUBERGER                                     VAN KAMPEN          VICTORY
    BERMAN AMT                     VAN ECK            UIF               VIF
     MID-CAP     T. ROWE PRICE    WORLDWIDE    EMERGING MARKETS     DIVERSIFIED
     GROWTH--    EQUITY INCOME      HARD           EQUITY--           STOCK--
     CLASS S     PORTFOLIO--II     ASSETS          CLASS II        CLASS A SHARES
    ----------   -------------   -----------   -----------------   --------------
     2004(B)     2004    2003    2004   2003    2004      2003        2004(B)
    -----------------------------------------------------------------------------
        45        763     61     155      9      164        11           76
        (1)       (10)    --      (2)    --       (2)       --           (4)
        --        ---     --     ---     --      ---       ---           --
        44        753     61     153      9      162        11           72
        ==        ===     ==     ===     ==      ===       ===           ==

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004 and 2003:


                                                                           MAINSTAY VP
                                                         MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                           BOND--        APPRECIATION--         CASH
                                                        SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $7,140   $  661   $4,718   $  653   $4,517   $1,048
Units Outstanding..................................       678       65      411       59    4,474    1,047
Variable Accumulation Unit Value...................    $10.53   $10.14   $11.49   $11.06   $ 1.01   $ 1.00
Total Return.......................................      3.8%     1.4%     3.9%    10.6%     0.8%     0.1%
Investment Income Ratio............................      5.9%    24.1%     0.1%     0.9%     0.9%     0.4%


                                                         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                           MID CAP           MID CAP           MID CAP
                                                           CORE--           GROWTH--           VALUE--
                                                        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $4,966   $  482   $8,646   $1,001   $8,089   $  731
Units Outstanding..................................       380       45      621       88      610       65
Variable Accumulation Unit Value...................    $13.06   $10.72   $13.92   $11.38   $13.26   $11.31
Total Return.......................................     21.9%     7.2%    22.3%    13.8%    17.2%    13.1%
Investment Income Ratio............................      0.6%     2.4%       --       --     1.3%     5.7%


                                                        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
                                                       DREYFUS LARGE      EAGLE ASSET        LORD ABBETT
                                                          COMPANY          MANAGEMENT        DEVELOPING
                                                          VALUE--       GROWTH EQUITY--       GROWTH--
                                                       SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
                                                       --------------   ----------------   ---------------
                                                        2004    2003     2004      2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $2,549   $ 310   $1,927    $ 320    $2,618   $  192
Units Outstanding..................................       215      29      188       30       229       18
Variable Accumulation Unit Value...................    $11.87   $10.69  $10.25    $10.52   $11.44   $10.83
Total Return.......................................     11.1%    6.9%    (2.6%)    5.2%      5.6%     8.3%
Investment Income Ratio............................      1.3%    4.9%     0.1%     0.8%        --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                                                            MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ---------------   ---------------   ---------------   ----------------   ---------------
     2004     2003     2004     2003     2004     2003     2004      2003     2004     2003
    ----------------------------------------------------------------------------------------
    $2,375   $  321   $8,095   $  993   $4,236   $  378   $21,542   $2,970   $6,482   $  542
       192       29      704       91      408       38     1,783     276       486       48
    $12.34   $11.15   $11.50   $10.87   $10.39   $10.08   $ 12.08   $10.74   $13.33   $11.39
     10.6%    11.5%     5.9%     8.7%     3.1%     0.8%     12.5%    7.4%     17.1%    13.9%
      2.0%     6.3%     3.1%    14.8%     6.8%    24.9%     12.0%   42.9%      1.5%    12.1%

                                                                                MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP                                         AMERICAN CENTURY
        S&P 500           SMALL CAP        MAINSTAY VP       MAINSTAY VP         INCOME &
        INDEX--           GROWTH--       TOTAL RETURN--        VALUE--           GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ---------------   -----------------
     2004      2003     2004     2003     2004     2003     2004     2003     2004      2003
    ------------------------------------------------------------------------------------------
    $14,415   $1,224   $6,538   $  745   $3,517   $  398   $5,599   $  469   $1,904    $  134
      1,180      110      519       64      311       37      445       41      158        13
    $ 12.21   $11.08   $12.61   $11.55   $11.32   $10.67   $12.57   $11.33   $12.06    $10.73
      10.2%    10.8%     9.1%    15.5%     6.1%     6.7%    11.0%    13.3%    12.4%      7.3%
       2.6%     9.1%       --       --     2.7%    13.8%     1.7%    10.8%     3.5%      7.7%

                                             COLONIAL
                                            SMALL CAP
     ALGER AMERICAN                         VALUE FUND       DREYFUS IP
          SMALL             CALVERT          VARIABLE        TECHNOLOGY      FIDELITY(R) VIP
    CAPITALIZATION--        SOCIAL           SERIES--         GROWTH--       CONTRAFUND(R)--
     CLASS S SHARES        BALANCED          CLASS B       SERVICE SHARES    SERVICE CLASS 2
    -----------------   ---------------   --------------   ---------------   ---------------
     2004      2003      2004     2003       2004(A)        2004     2003     2004     2003
    ----------------------------------------------------------------------------------------
    $3,436    $  176    $  941   $   29       $  207       $3,289   $  575   $9,978   $  667
       265        16        84        3           20          293       51      782       60
    $12.95    $11.14    $11.19   $10.34       $10.27       $11.21   $11.18   $12.76   $11.08
     16.3%     11.4%      8.3%     3.4%         2.7%         0.2%    11.8%    15.2%    10.8%
        --        --      3.2%    13.0%         3.3%           --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                              JANUS ASPEN
                                                         FIDELITY(R)       JANUS ASPEN          SERIES
                                    FIDELITY(R) VIP          VIP             SERIES            WORLDWIDE
                                    EQUITY-INCOME--       MID CAP--        BALANCED--          GROWTH--
                                    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
                                    ----------------   ---------------   ---------------   -----------------
                                     2004      2003     2004     2003     2004     2003      2004      2003
                                    ------------------------------------------------------------------------
Net Assets........................  $ 6,608   $  535   $6,502   $  219   $4,841   $  460   $  2,090   $  125
Units Outstanding.................      547       49      450       19      420       43        187       12
Variable Accumulation Unit
  Value...........................  $ 12.09   $10.87   $14.45   $11.59   $11.52   $10.64   $  11.20   $10.72
Total Return......................    11.2%     8.7%    24.7%    15.9%     8.3%     6.4%       4.5%     7.2%
Investment Income Ratio...........     0.4%       --       --       --     3.3%     7.2%       1.3%     1.4%

                                         MFS(R)            MFS(R)                                NEUBERGER
                                       INVESTORS          RESEARCH             MFS(R)            BERMAN AMT
                                     TRUST SERIES--       SERIES--       UTILITIES SERIES--   MID-CAP GROWTH--
                                     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS          CLASS S
                                    ----------------   ---------------   ------------------   ----------------
                                     2004      2003     2004     2003         2004(B)             2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $   579   $   19   $  632   $   36        $ 2,138             $   519
Units Outstanding.................       49        2       52        3            163                  44
Variable Accumulation Unit
  Value...........................  $ 11.79   $10.61   $12.27   $10.61        $ 13.14             $ 11.84
Total Return......................    11.1%     6.1%    15.6%     6.1%          31.4%               18.4%
Investment Income Ratio...........     0.2%       --     0.5%       --             --                  --

                                                                          VAN KAMPEN UIF        VICTORY VIF
                                     T. ROWE PRICE         VAN ECK           EMERGING           DIVERSIFIED
                                     EQUITY INCOME        WORLDWIDE      MARKETS EQUITY--         STOCK--
                                     PORTFOLIO--II       HARD ASSETS         CLASS II         CLASS A SHARES
                                    ----------------   ---------------   -----------------   -----------------
                                     2004      2003     2004     2003     2004      2003          2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $10,477   $  684   $2,285   $   98   $2,508    $  127         $   809
Units Outstanding.................      814       61      162        9      173        11              72
Variable Accumulation Unit
  Value...........................  $ 12.88   $11.24   $14.11   $11.38   $14.48    $11.77         $ 11.17
Total Return......................    14.6%    12.4%    24.0%    13.8%    23.0%     17.7%           11.7%
Investment Income Ratio...........     1.6%     2.2%     0.1%       --     0.6%        --            1.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Cash Management, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Calvert Social Balanced, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-IV) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York

February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.

            All required financial statements are included in Part B of this Registration Statement.
b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing the establishment of the Separate Account - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), Filed 7/3/03 and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Securities, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(3)(b) to Post-Effective Amendment No. 1 on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), and incorporated herein by reference.

(4)(a) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit Exhibit (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(b) Specimen Policy for LifeStages Elite Variable Annuity and MainStay Elite Variable Annuity (No. 203-193) - Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Specimen Policy for LifeStages Elite Variable Annuity Exhibit
                 (4)(b) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No.333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(c) Annual Death Benefit Reset Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(c) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(d) Enhanced Beneficiary Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(d) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No.333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(e) Investment Protection Plan Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(b) to Post-Effective Amendment No.6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 2/18/99 and incorporated herein by reference.

(4)(f) Unemployment Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(f) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(g) UPromise Account Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(g) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(h) Living Needs Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(h) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(i) Specimen Policy for LifeStages Premium Plus Elite Variable Annuity (204-193) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(i) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(5)(a) Form of Application for a policy for LifeStages Elite Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(a) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(5)(b) Form of Application for a policy for MainStay Elite Variable Annuity - Flexible Premium - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(b) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

(5)(c) Form of Application for a policy for MainStay Elite Variable Annuity - Single Premium - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

(5)(d) Form of Application for LifeStages Deferred Variable Annuities (204-953) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 33-87382), filed 4/18/96 and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(k) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(n) Form of 12b-1 Plan Services Agreement for the Service Class Shares of Mainstay VP Series Fund, Inc. between NYLIFE Distributors, Inc. and NYLIAC dated 4/13/02 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(o) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(o) Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(p) Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q) Form of Service Contract between Fidelity Distributors Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s) Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t) Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u) Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v)           Form of Supplement for Distribution Services Agreement between
                 T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(w) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(x) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T,
                 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective
                 Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(y) Form of Participation Agreement between Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(z) Form of Distribution and Service Agreement, Class A Shares between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc.- Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.



8(a)(a) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment
                 No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.





8(b)(b) Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.





8(c)(c) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.





8(d)(d) Form of Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC NVA Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.



(8)(e)(e) Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.



(9)(a) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

(10)(a)          Consent of PricewaterhouseCoopers LLP - Filed herewith.



(10)(b) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(j)(15) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference:



                 Scott Berlin                  Director
                 Frank M. Boccio               Director
                 Michael G. Gallo              Director
                 Solomon Goldfinger            Director and Chief Financial
                                               Officer
                 Phillip J. Hildebrand         Director
                 Theodore A. Mathas            Director
                 John R. Meyer                 Director
                 Paul B. Morris                Director
                 Anna F. Pollack               Director
                 Robert D. Rock                Director
                 Angelo J. Scialabba           Vice President and Controller
                                               (Principal Accounting Officer)
                 Frederick J. Sievert          Director and President
                                               (Principal Executive Officer)
                 Michael E. Sproule            Director
                 Seymour Sternberg             Director



(10)(c) Power of Attorney for Joel M. Steinberg, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(16) to Pre-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 12/23/05 and incorporated herein by reference.


(11)             Not applicable.

(12)             Not applicable.

(13)             Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


         Name:                                          Title:
         -----                                          ------
Scott L. Berlin                                Director and Senior Vice President in Charge of Individual Life
Frank M. Boccio                                Director and Senior Vice President
Michael Gallo                                  Director and Senior Vice President
Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
Phillip J. Hildebrand                          Director and Executive Vice President
Theodore A. Mathas                             Director and Executive Vice President
John R. Meyer                                  Director and Senior Vice President in Charge of Individual Annuity
Paul B. Morris                                 Director and Senior Vice President
Anne F. Pollack                                Director and Senior Vice President
Robert D. Rock                                 Director, Senior Vice President and Chief Investment Officer
Frederick J. Sievert                           Director and President
Michael E. Sproule                             Director
Joel M. Steinberg                              Director, Senior Vice President and Chief Actuary
Seymour Sternberg                              Director
Sheila K. Davidson                             Executive Vice President
Gary E. Wendlandt                              Executive Vice President
Jay S. Calhoun                                 Senior Vice President and Treasurer
Judith E. Campbell                             Senior Vice President and Chief Information Officer
John A. Cullen                                 Senior Vice President
Thomas F. English                              Senior Vice President and General Counsel
Melvin J. Feinberg                             Senior Vice President
Robert J. Hebron                               Senior Vice President
Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
Gary J. Miller                                 Senior Vice President
Frank J. Ollari                                Senior Vice President
Eric Rubin                                     Senior Vice President
Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                               Derivative Securities
Stephen N. Steinig                             Senior Vice President and Actuary
Mark W. Talgo                                  Senior Vice President
Michael M. Oleske                              First Vice President and Tax Counsel
John M. Swenson                                First Vice President
Thomas J. Troeller                             First Vice President and Actuary
Michael A. Watson                              First Vice President and Deputy General Counsel
Sara Badler                                    Vice President and Deputy General Counsel
David Bangs                                    Vice President
Patricia Barbari                               Vice President
Joseph Bennett                                 Vice President
Stephen A. Bloom                               Vice President and Chief Underwriter
David W. Bott                                  Vice President
David Boyle                                    Vice President
William J. Burns                               Vice President
William Cheng                                  Vice President
Paul K. Cunningham                             Vice President
Karen Dann                                     Vice President
Kathleen A. Donnelly                           Vice President
Jonathan Feinstein                             Vice President
Edward Fitzgerald                              Vice President
Joseph Hynes                                   Vice President
Robert Hynes                                   Vice President
Minas C. Joannides, M.D.                       Vice President and Medical Director
Mario Lazzaro                                  Vice President
Richard B. Leber                               Vice President and Assistant Secretary
Parkin Lee                                     Vice President and Assistant Secretary
Edward Linder                                  Vice President
Anthony Malloy                                 Vice President
Daniel J. McKillop                             Vice President
Jacqueline O' Leary                            Vice President
Micheal J. Oliviero                            Vice President - Tax
Linda M. Reimer                                Vice President and Associate General Counsel
Andrew N. Reiss                                Vice President and National Sales Manager
Dorothea Rodd                                  Vice President
Janis C. Rubin                                 Vice President
Angelo J. Scialabba                            Vice President and Controller
Gary W. Scofield                               Vice President and Illustration Actuary
Irwin Silber                                   Vice President and Actuary
Georgene Sfraga Panza                          Vice President
Kevin Smith                                    Vice President
Richard M. Walsh                               Vice President
Julia Warren                                   Vice President
Elaine Williams                                Vice President
Robert Ziegler                                 Vice President
Richard W. Zuccaro                             Vice President
Catherine A. Marrion                           Vice President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     NYLUK I Company                                                   United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities Inc.                                                New York

     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming



New York Life Investment Management Holdings LLC                       Delaware

     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
         NYLIM Fund II GP, LLC                                         Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        Siam Commercial New York Life Insurance Public Company         Thailand                47.33%
        Limited (4)
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

    NYL International Reinsurance Company Ltd.                         Bermuda
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%

ITEM 27. NUMBER OF CONTRACT OWNERS


         As of November 30, 2005, there were approximately 5,714 owners of Qualified Policies and 1,772 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account IV.


ITEM 28. INDEMNIFICATION

         Reference is made to Article VIII of the Depositor's By-Laws.


         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $200 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC VLI Separate Account
          Eclipse Funds
          Mainstay Funds
          Mainstay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Directors and Officers.

      The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     Names of Directors and Officers     Positions and Offices with Underwriter
     -------------------------------     --------------------------------------
     Scott L. Berlin                                 Executive Vice President - Non-COLI
                                                         Variable Life Distribution
     Robert E. Brady                                 Manager and Managing Director - Operations
     Brian A. Murdock                                Chairman and President
     Christopher O. Blunt                            Executive Vice President -
                                                         NYLIM Product Distribution
     Robert J. Hebron                                Manager and Executive Vice President -
                                                         COLI Distribution
     John R. Meyer                                   Executive Vice President -
                                                         Variable Annuity and Agency Mutual Funds
                                                         Distribution
     William F. Gibson                               Senior Managing Director and Chief
                                                         Financial Officer
     Barbara McInerney                               Senior Managing Director - Compliance
     Thomas A. Clough                                Managing Director - Retirement Services
     Stephen P. Fisher                               Senior Managing Director - NYLIM Products Market
     Mark A. Gomez                                   Managing Director and Chief Compliance Officer
     Joseph J. Henehan                               Managing Director - Retirement Services
     Julia D. Holland                                Managing Director - SMA Distribution
     Alison H. Micucci                               Managing Director - Compliance
     Marguerite E.H. Morrison                        Managing Director and Secretary
     Beverly J. Moore                                Managing Director - Marketing Communications
     Wendy Fishler                                   Managing Director - National Accounts
     Edward P. Linder                                Managing Director, Variable Annuity and
                                                         Agency Mutual Funds Distribution
     Stanley Metheney                                Vice President - Compliance
     Richard Zuccaro                                 Vice President - Tax
     Albert Leier                                    Vice President - Financial Operations
                                                         and Treasurer
     David F. Boyle                                  Vice President - COLI Wholesaling
     Philip E. Caminiti                              Vice President, Mutual Funds, Sales Desk -
                                                         Outside Broker/Dealer Distribution
     Michael D. Coffey                               Vice President, Mutual Funds - Outside
                                                         Broker/Dealer Distribution
     Karen E. Dann                                   Vice President, Variable Annuity Key
                                                         Accounts - Bank Distribution
     Philip Gazzo                                    Vice President, Mutual Funds - Outside
                                                         Broker/Dealer Distribution
     Mark L. Gudelski                                Vice President - National Accounts
     Robert F. Meredith                              Vice President, Variable Annuity and
                                                         Mutual Funds Wholesaling - Agency Distribution
                                                     Vice President, Agency Distribution
     John J. Ogara                                   Vice President, Variable Life Wholesaling -
                                                         Agency Distribution
     Christopher V. Parisi                           Vice President, Outside Broker/Dealer Distribution
     Andrew N. Reiss                                 Vice President, Variable Annuity Wholesaling -
                                                         Bank Distribution
     Jennifer D. Tarsney                             Vice President, National Accounts
     James R. Vavra                                  Vice President, Non-COLI Variable Life
                                                         Wholesaling - Outside Distribution
     Marianna Wekow                                  Vice President, National Accounts

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31. MANAGEMENT SERVICES - Not applicable.

ITEM 32. UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of NYLIAC Variable Annuity Separate Account-IV, hereby represents that the fees and charges deducted under the NYLIAC LifeStages Elite Variable Annuity, NYLIAC MainStay Elite Variable Annuity and NYLIAC LifeStages Premium Plus Elite Variable Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 23rd day of December, 2005.




                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-IV
                                                   (Registrant)


                                              By:  /s/ COREY B. MULTER
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President



                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)



                                              By:  /s/ COREY B. MULTER
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President



As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director

     Frank M. Boccio*               Director

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     John R. Meyer*                 Director

     Paul B. Morris*                Director

     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Angelo J. Scialabba*           Vice President and Controller (Principal
                                    Accounting Officer)

     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director

     Seymour Sternberg*             Director


*By:      /s/ COREY B. MULTER
      ----------------------------------
      Corey B. Multer
      Attorney-in-Fact
      December 23, 2005


*  Pursuant to Powers of Attorney previously filed.

                                Exhibit Index



Exhibit Number                   Description
------------                     -----------
  (9)(a)       Opinion and consent of Thomas F. English, Esq.

 (10)(a)       Consent of PricewaterhouseCoopers LLP